UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/10

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds	The Commerce Funds Semi-Annual Report April 30, 2010

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2010 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance and Expense Ratio Information

April 30, 2010 (Unaudited)

PERFORMANCE REVIEW
November 1, 2009 - April 30, 2010	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	15.79%	15.79%	Russell 1000® Growth(b)
Value	16.02	17.77	Russell 1000® Value(c)
Mid Cap Growth	21.58	23.23	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	5.02	2.54	Barclays Capital U.S. Aggregate Bond(e)
Short-Term Government	2.12	1.09	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	3.23	3.34	Barclays Capital 3-15 Year Blend(g)
Missouri Tax-Free Intermediate Bond	2.41	3.34	Barclays Capital 3-15 Year Blend(g)
Kansas Tax-Free Intermediate Bond	1.96	3.34	Barclays Capital 3-15 Year Blend(g)

(a)	Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(e)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(f)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(g)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS(h)
For the period ended 03/31/2010	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	44.77%	2.74%	-2.55%	6.73%	12/12/94
Value	48.97	0.44	1.65	3.52	3/3/97
Mid Cap Growth	51.99	4.10	-2.12	6.73	12/12/94
Fixed Income Funds:
Bond	13.19	6.11	6.00	6.44	12/12/94
Short-Term Government	5.05	4.62	4.64	5.21	12/12/94
National Tax-Free Intermediate Bond	6.06	4.03	4.86	4.78	2/21/95
Missouri Tax-Free Intermediate Bond	4.87	3.92	4.69	4.64	2/21/95
Kansas Tax-Free Intermediate Bond	4.96	3.95	N/A	4.42	12/26/00

(h)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV.

     These returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Equity Funds:
Growth	1.13%	1.22%
Value	1.20	1.22
Mid Cap Growth	1.34	1.34
Fixed Income Funds:
Bond	0.82	0.82
Short-Term Government	0.68	0.94
National Tax-Free Intermediate Bond	0.70	0.86
Missouri Tax-Free Intermediate Bond	0.70	0.84
Kansas Tax-Free Intermediate Bond	0.70	0.94

(i)

The expense ratios of the Funds, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Funds and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Consumer Durables – 1.2%
58,700	Leggett & Platt, Inc.	$ 1,439,911

Consumer Non-Durables – 10.2%
16,100	Colgate-Palmolive Co.	1,354,010
9,100	Kimberly-Clark Corp.	557,466
56,200	PepsiCo, Inc.	3,665,364
12,000	Philip Morris International, Inc.	588,960
13,300	Phillips-Van Heusen Corp.	838,033
16,400	Polo Ralph Lauren Corp.	1,474,360
19,600	Procter & Gamble Co.	1,218,336
19,500	The Clorox Co.	1,261,650
16,700	The Coca-Cola Co.	892,615

		11,850,794

Consumer Services – 6.0%
28,000	DISH Network Corp.	620,200
28,900	Expedia, Inc.	682,329
6,900	ITT Educational Services, Inc.*	697,797
5,100	McDonald’s Corp.	360,009
16,600	Panera Bread Co.*	1,293,804
61,700	Starbucks Corp.	1,602,966
28,800	The Walt Disney Co.	1,060,992
25,500	Weight Watchers International, Inc.	677,535

		6,995,632

Distribution Services – 1.6%
16,400	W.W. Grainger, Inc.	1,812,856

Electronic Technology – 21.3%
16,900	Apple Computer, Inc.*	4,412,928
154,700	Cisco Systems, Inc.*	4,164,524
16,000	CommScope, Inc.*	521,280
78,800	Corning, Inc.	1,516,900
65,200	Hewlett-Packard Co.	3,388,444
65,700	Intel Corp.	1,499,931
50,600	Linear Technology Corp.	1,521,036
11,600	Lockheed Martin Corp.	984,724
68,400	Marvell Technology Group Ltd.*	1,412,460
62,000	QLogic Corp.*	1,200,940
96,000	Texas Instruments, Inc.	2,496,960
40,300	Western Digital Corp.*	1,655,927

		24,776,054

Energy Minerals – 2.5%
13,100	Exxon Mobil Corp.	888,835
22,200	Occidental Petroleum Corp.	1,968,252

		2,857,087

Finance – 3.6%
46,400	Morgan Stanley & Co.	1,402,208
15,300	Northern Trust Corp.	841,194
15,800	Prudential Financial, Inc.	1,004,248
51,400	The Charles Schwab Corp.	991,506

		4,239,156

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 2.9%
28,500	Lincare Holdings, Inc.	$ 1,330,665
35,000	Medco Health Solutions, Inc.	2,062,200

		3,392,865

Health Technology – 14.9%
13,000	Abbott Laboratories	665,080
27,100	Allergan, Inc.	1,725,999
36,400	Amgen, Inc.*	2,087,904
20,700	Becton, Dickinson & Co.	1,580,859
19,600	C. R. Bard, Inc.	1,695,988
49,700	Eli Lilly & Co.	1,738,009
48,700	Gilead Sciences, Inc.*	1,931,929
33,000	Johnson & Johnson	2,121,900
26,200	Medtronic, Inc.	1,144,678
15,500	Stryker Corp.	890,320
38,000	Valeant Pharmaceuticals International*	1,710,000

		17,292,666

Industrial Services – 2.2%
8,900	Diamond Offshore Drilling, Inc.	703,990
26,100	Schlumberger Ltd.	1,864,062

		2,568,052

Non-Energy Minerals – 1.4%
21,000	Freeport-McMoRan Copper & Gold, Inc.	1,586,130

Process Industries – 4.3%
16,800	Ball Corp.	893,928
24,800	Crown Holdings, Inc.*	644,800
38,200	E. I. du Pont de Nemours and Co.	1,521,888
21,700	The Lubrizol Corp.	1,960,378

		5,020,994

Producer Manufacturing – 4.2%
35,800	Illinois Tool Works, Inc.	1,829,380
40,600	United Technologies Corp.	3,042,970

		4,872,350

Retail Trade – 4.5%
8,100	AutoZone, Inc.*	1,498,581
82,900	Chico’s FAS, Inc.	1,234,381
22,600	Dick’s Sporting Goods, Inc.*	657,886
34,800	Wal-Mart Stores, Inc.	1,867,020

		5,257,868

Technology Services – 17.5%
26,700	Adobe Systems, Inc.*	896,853
25,800	BMC Software, Inc.*	1,015,488
7,400	Google, Inc.*	3,888,256
20,400	Hewitt Associates, Inc.*	836,196
39,100	International Business Machines Corp.	5,043,900
170,900	Microsoft Corp.	5,219,286
135,000	Oracle Corp.	3,488,400

		20,388,379

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.6%
11,900	CSX Corp.	$ 666,995
15,500	Union Pacific Corp.	1,172,730

		1,839,725

TOTAL COMMON STOCKS
(Cost $104,716,505)		$116,190,519

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co.
$141,000	0.010%	05/03/10	$ 141,000
Maturity Value: $141,000
(Cost $141,000)

TOTAL INVESTMENTS – 100.0%
(Cost $104,857,505)			$116,331,519

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(42,079)

NET ASSETS – 100.0%			$116,289,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $145,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $144,899.

PORTFOLIO COMPOSITION

	AS OF 04/30/10	AS OF 10/31/09

Electronic Technology	21.3%	19.6%
Technology Services	17.5	18.6
Health Technology	14.9	11.3
Consumer Non-Durables	10.2	9.1
Consumer Services	6.0	4.9
Retail Trade	4.5	6.9
Process Industries	4.3	3.4
Producer Manufacturing	4.2	4.8
Finance	3.6	7.0
Health Services	2.9	3.3
Energy Minerals	2.5	3.9
Industrial Services	2.2	1.5
Transportation	1.6	0.6
Distribution Services	1.6	1.4
Non-Energy Minerals	1.4	1.4
Consumer Durables	1.2	—
Utilities	—	0.9
Commercial Services	—	0.2
Short-term Investment	0.1	1.3

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Commercial Services – 0.8%
11,000	Corrections Corp. of America*	$ 227,920
14,000	R.R. Donnelley & Sons Co.	300,860

		528,780

Communications – 5.5%
76,000	AT&T, Inc.	1,980,560
45,000	Frontier Communications Corp.	358,200
42,500	Verizon Communications, Inc.	1,227,825

		3,566,585

Consumer Durables – 1.0%
35,000	Ford Motor Co.*	455,700
10,000	Newell Rubbermaid, Inc.	170,700

		626,400

Consumer Non-Durables – 6.1%
13,000	Constellation Brands, Inc.*	237,510
7,500	General Mills, Inc.	533,850
15,750	Kraft Foods, Inc.	466,200
10,000	Molson Coors Brewing Co. Class B	443,600
16,500	Procter & Gamble Co.	1,025,640
10,500	Reynolds American, Inc.	560,910
14,000	Sara Lee Corp.	199,080
11,500	Smithfield Foods, Inc.*	215,510
16,500	Tyson Foods, Inc.	323,235

		4,005,535

Consumer Services – 6.3%
10,000	Cablevision Systems Corp.	274,400
16,000	CBS Corp. Class B	259,360
18,000	Comcast Corp.	355,320
12,500	DIRECTV*	452,875
9,500	eBay, Inc.*	226,195
3,000	McDonald’s Corp.	211,770
16,500	News Corp.	254,430
25,000	The Walt Disney Co.	921,000
4,000	Time Warner Cable, Inc.	225,000
15,000	Time Warner, Inc.	496,200
7,000	Viacom, Inc. Class B*	247,310
2,500	Wynn Resorts Ltd.	220,600

		4,144,460

Distribution Services* – 0.8%
7,500	Arrow Electronics, Inc.	228,750
15,000	Ingram Micro, Inc.	272,400

		501,150

Electronic Technology – 5.2%
4,500	Boeing Co.	325,935
4,000	General Dynamics Corp.	305,440
8,000	Hewlett-Packard Co.	415,760
25,000	Intel Corp.	570,750
10,000	Jabil Circuit, Inc.	153,200
3,000	Lockheed Martin Corp.	254,670
17,500	Micron Technology, Inc.*	163,625

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
27,000	Motorola, Inc.*	$ 190,890
11,000	QLogic Corp.*	213,070
5,000	Raytheon Co.	291,500
8,500	SanDisk Corp.*	339,065
15,000	Vishay Intertechnology, Inc.*	156,150

		3,380,055

Energy Minerals – 14.7%
5,000	Anadarko Petroleum Corp.	310,800
3,500	Apache Corp.	356,160
10,000	Chesapeake Energy Corp.	238,000
28,000	ChevronTexaco Corp.	2,280,320
18,000	ConocoPhillips	1,065,420
8,000	Devon Energy Corp.	538,640
4,000	EOG Resources, Inc.	448,480
48,500	Exxon Mobil Corp.	3,290,725
11,000	Marathon Oil Corp.	353,650
8,000	Occidental Petroleum Corp.	709,280

		9,591,475

Finance – 24.3%
7,500	Allied World Assurance Co. Holdings Ltd.	326,775
10,000	American Express Co.	461,200
9,000	Ameriprise Financial, Inc.	417,240
17,000	Annaly Capital Management, Inc.	288,150
5,000	Assurant, Inc.	182,150
110,000	Bank of America Corp.	1,961,300
4,500	Bank of Hawaii Corp.	237,960
10,000	Bank of New York Mellon Corp.	311,300
1,000	BlackRock, Inc.	184,000
6,000	Capital One Financial Corp.	260,460
750	CME Group, Inc.	246,308
6,000	CNA Financial Corp.*	168,720
10,500	Discover Financial Services	162,330
17,000	Fifth Third Bancorp	253,470
7,250	HCP, Inc.	232,870
44,000	JPMorgan Chase & Co.	1,873,520
5,000	Lincoln National Corp.	152,950
6,000	Loews Corp.	223,440
2,000	M&T Bank Corp.	174,700
6,500	MetLife, Inc.	296,270
18,000	Morgan Stanley & Co.	543,960
7,000	NYSE Euronext	228,410
6,500	PNC Financial Services Group, Inc.	436,865
13,000	ProLogis	171,210
3,500	Prudential Financial, Inc.	222,460
7,000	Raymond James Financial, Inc.	214,480
5,500	Reinsurance Group of America, Inc.	283,965
2,515	Simon Property Group, Inc.	223,885
2,750	SL Green Realty Corp.	170,968
3,500	StanCorp Financial Group, Inc.	157,360
4,000	State Street Corp.	174,000
5,000	The Allstate Corp.	163,350
7,500	The Chubb Corp.	396,525
10,000	The Hartford Financial Services Group, Inc.	285,700
11,000	The Progressive Corp.	220,990

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
11,000	The Travelers Cos., Inc.	$ 558,140
3,500	Transatlantic Holdings, Inc.	174,055
26,500	U.S. Bancorp.	709,405
8,000	Unum Group	195,760
2,509	Vornado Realty Trust	209,175
47,000	Wells Fargo & Co.	1,556,170
9,000	XL Capital Ltd.	160,200

		15,872,146

Health Services* – 0.7%
8,500	WellPoint, Inc.	457,300

Health Technology – 5.4%
12,500	CareFusion Corp.*	344,750
10,000	Hill-Rom Holdings, Inc.	317,100
7,000	Johnson & Johnson	450,100
21,000	Merck & Co., Inc.	735,840
100,000	Pfizer, Inc.	1,671,992

		3,519,782

Industrial Services – 2.2%
8,000	Halliburton Co.	245,200
7,000	National-Oilwell Varco, Inc.	308,210
8,500	Schlumberger Ltd.	607,070
12,500	The Williams Cos., Inc.	295,125

		1,455,605

Non-Energy Minerals – 2.3%
16,500	Alcoa, Inc.	221,760
2,250	Freeport-McMoRan Copper & Gold, Inc.	169,942
11,000	Nucor Corp.	498,520
7,000	Owens Corning, Inc.*	243,460
4,500	Reliance Steel & Aluminum Co.	219,645
11,000	Steel Dynamics, Inc.	172,810

		1,526,137

Process Industries – 4.0%
6,000	Air Products & Chemicals, Inc.	460,680
7,500	Archer-Daniels-Midland Co.	209,550
7,250	Cabot Corp.	235,915
11,500	E. I. du Pont de Nemours and Co.	458,160
6,000	International Paper Co.	160,440
1,750	Lubrizol Corp.	158,095
6,500	MeadWestvaco Corp.	176,605
9,500	Sonoco Products Co.	314,735
14,500	The Dow Chemical Co.	447,035

		2,621,215

Producer Manufacturing – 7.1%
6,500	Carlisle Cos., Inc.	245,245
3,900	Caterpillar, Inc.	265,551
3,000	Cummins, Inc.	216,690
3,000	Eaton Corp.	231,480
120,000	General Electric Co.	2,263,200
11,500	Illinois Tool Works, Inc.	587,650

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
15,000	Masco Corp.	$ 243,450
5,000	Parker Hannifin Corp.	345,900
7,500	The Timken Co.	263,850

		4,663,016

Retail Trade – 2.5%
7,000	CVS Caremark Corp.	258,510
4,500	Kohl’s Corp.*	247,455
7,000	Lowe’s Cos., Inc.	189,840
8,000	Macy’s, Inc.	185,600
10,500	The Gap, Inc.	259,665
14,000	The Home Depot, Inc.	493,500

		1,634,570

Technology Services – 2.2%
20,000	AOL, Inc.*	467,200
8,000	BMC Software, Inc.*	314,880
7,000	CA, Inc.	159,670
10,000	Computer Sciences Corp.*	523,900

		1,465,650

Transportation – 1.4%
4,500	CSX Corp.	252,225
4,000	FedEx Corp.	360,040
4,500	Norfolk Southern Corp.	266,985

		879,250

Utilities – 4.8%
8,000	Alliant Energy Corp.	273,600
7,500	DTE Energy Co.	361,275
26,500	Duke Energy Corp.	444,670
10,000	Edison International	343,700
6,000	Exelon Corp.	261,540
6,500	PG&E Corp.	284,700
6,000	Progress Energy, Inc.	239,520
4,500	Questar Corp.	215,775
13,000	The Southern Co.	449,280
13,000	Xcel Energy, Inc.	282,750

		3,156,810

TOTAL COMMON STOCKS
(Cost $58,916,418)		$63,595,921

Exchange Traded Fund – 1.9%
20,000	iShares Russell 1000 Value Index Fund
(Cost $1,184,123)		$ 1,253,200

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$505,000	0.010%	05/03/10	$505,000
Maturity Value: $505,000
(Cost $505,000)

TOTAL INVESTMENTS – 100.0%
(Cost $60,605,541)			$65,354,121

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(27,011)

NET ASSETS – 100.0%			$65,327,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $520,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $519,636.

PORTFOLIO COMPOSITION

	AS OF 4/30/10	AS OF 10/31/09

Finance	24.3%	22.0%
Energy Minerals	14.7	15.0
Producer Manufacturing	7.1	5.7
Consumer Services	6.3	6.3
Consumer Non-Durables	6.1	5.4
Communications	5.5	5.6
Health Technology	5.4	6.8
Electronic Technology	5.2	4.4
Utilities	4.8	5.3
Process Industries	4.0	3.1
Retail Trade	2.5	2.4
Non-Energy Minerals	2.3	1.8
Technology Services	2.2	1.9
Industrial Services	2.2	2.4
Exchange Traded Fund	1.9	1.9
Transportation	1.4	1.1
Consumer Durables	1.0	0.7
Commercial Services	0.8	1.2
Distribution Services	0.8	0.4
Health Services	0.7	1.4
Short-term Investment	0.8	2.3

TOTAL INVESTMENTS	100.0%	97.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds (“ETFs”) held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Commercial Services – 4.4%
8,600	Dun & Bradstreet Corp.	$ 661,942
4,900	FactSet Research Systems, Inc.	368,578
6,000	Lender Processing Services, Inc.	226,500
11,500	Manpower, Inc.	645,150
8,800	The Brink’s Co.	234,344
8,200	The McGraw-Hill Cos., Inc.	276,504

		2,413,018

Communications – 1.3%
21,646	CenturyTel, Inc.	738,345

Consumer Durables – 2.2%
33,100	Newell Rubbermaid, Inc.	565,017
10,500	Stanley Black & Decker, Inc.	652,575

		1,217,592

Consumer Non-Durables – 6.0%
12,700	Coach, Inc.	530,225
11,500	Guess?, Inc.	527,505
4,100	Polo Ralph Lauren Corp.	368,590
38,800	Sara Lee Corp.	551,736
27,400	Smithfield Foods, Inc.*	513,476
12,600	The Clorox Co.	815,220

		3,306,752

Consumer Services – 7.6%
5,200	Apollo Group, Inc.*	298,532
5,100	Chipotle Mexican Grill, Inc. Class A*	688,041
15,200	DISH Network Corp.	336,680
24,900	Education Management Corp.*	543,567
16,300	Expedia, Inc.	384,843
28,900	Marriott International, Inc.	1,062,364
1,700	Priceline.com, Inc.*	445,485
15,900	Weight Watchers International, Inc.	422,463

		4,181,975

Distribution Services* – 1.2%
9,900	Arrow Electronics, Inc.	301,950
11,100	Avnet, Inc.	354,867

		656,817

Electronic Technology – 12.8%
8,000	Harris Corp.	411,840
26,600	Jabil Circuit, Inc.	407,512
26,200	Juniper Networks, Inc.*	744,342
31,400	Linear Technology Corp.	943,884
24,700	Marvell Technology Group Ltd.*	510,055
18,800	NVIDIA Corp.*	295,536
32,400	ON Semiconductor Corp.*	257,256
5,100	Precision Castparts Corp.	654,534
25,000	SanDisk Corp.*	997,250
17,500	Seagate Technology	321,475
11,300	Western Digital Corp.*	464,317
29,500	Xilinx, Inc.	760,510
9,500	Zebra Technologies Corp.*	275,975

		7,044,486

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 1.2%
5,300	CONSOL Energy, Inc.	$ 236,804
9,800	St. Mary Land & Exploration Co.	394,352

		631,156

Finance – 8.2%
16,500	AmeriCredit Corp.*	395,010
10,695	Eaton Vance Corp.	376,892
8,800	Endurance Specialty Holdings Ltd.	324,280
18,300	Genworth Financial, Inc.*	302,316
7,200	Health Care REIT, Inc.	323,496
4,200	IntercontinentalExchange, Inc.*	489,846
11,800	Jefferies Group, Inc.	321,196
10,200	Lincoln National Corp.	312,018
10,600	Principal Financial Group, Inc.	309,732
18,800	T. Rowe Price Group, Inc.	1,081,188
14,500	TD Ameritrade Holding Corp.*	290,290

		4,526,264

Health Services* – 4.8%
10,380	Cerner Corp.	881,365
11,000	Laboratory Corporation of America Holdings	864,270
10,500	Lincare Holdings, Inc.	490,245
6,592	Stericycle, Inc.	388,269

		2,624,149

Health Technology – 8.7%
6,540	Allergan, Inc.	416,533
11,080	C. R. Bard, Inc.	958,752
9,300	Cephalon, Inc.*	597,060
7,200	Charles River Laboratories International, Inc.*	241,056
15,500	DENTSPLY International, Inc.	567,920
18,100	Hill-Rom Holdings, Inc.	573,951
5,200	Life Technologies Corp.*	284,492
13,300	Valeant Pharmaceuticals International*	598,500
9,900	Varian Medical Systems, Inc.*	558,162

		4,796,426

Industrial Services* – 2.7%
22,800	Dresser-Rand Group, Inc.	804,384
5,000	FMC Technologies, Inc.	338,450
7,086	Jacobs Engineering Group, Inc.	341,687

		1,484,521

Process Industries – 5.7%
30,400	Crown Holdings, Inc.*	790,400
13,400	Nalco Holding Co.	331,382
10,400	PPG Industries, Inc.	731,848
15,336	Sigma-Aldrich Corp.	909,425
3,800	The Lubrizol Corp.	343,292

		3,106,347

Producer Manufacturing – 6.2%
9,000	Avery Dennison Corp.	351,270
11,100	Carlisle Cos., Inc.	418,803
5,700	Dover Corp.	297,654

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
8,400	Joy Global, Inc.	$ 477,204
5,800	Lincoln Electric Holdings, Inc.	347,652
18,200	Masco Corp.	295,386
10,550	Parker Hannifin Corp.	729,849
15,600	TRW Automotive Holdings Corp.*	502,476

		3,420,294

Retail Trade – 9.5%
4,500	AutoZone, Inc.*	832,545
21,900	Chico’s FAS, Inc.	326,091
22,400	Foot Locker, Inc.	343,840
7,800	Netflix, Inc.*	770,406
15,760	Nordstrom, Inc.	651,361
12,000	PetSmart, Inc.	396,840
5,700	Ross Stores, Inc.	319,200
24,300	The TJX Cos., Inc.	1,126,062
9,100	Tiffany & Co.	441,168

		5,207,513

Technology Services – 11.7%
11,600	Akamai Technologies, Inc.*	450,428
22,700	BMC Software, Inc.*	893,472
18,800	Broadridge Financial Solutions, Inc.	447,628
22,500	CA, Inc.	513,225
12,000	Cognizant Technology Solutions Corp.*	614,160
16,100	Hewitt Associates, Inc.*	659,939
19,200	McAfee, Inc.*	667,200
15,500	MICROS Systems, Inc.*	575,980
14,400	Red Hat, Inc.*	430,128
9,200	Sohu.com, Inc.*	442,980
9,400	Sybase, Inc.*	407,772
10,200	Teradata Corp.*	296,514

		6,399,426

Transportation – 2.1%
11,000	Con-way, Inc.	427,240
3,900	Expeditors International of Washington, Inc.	158,886
14,500	Kansas City Southern*	587,975

		1,174,101

Utilities – 2.0%
35,300	CenterPoint Energy, Inc.	506,908
8,800	Constellation Energy Group, Inc.	311,080
22,700	The AES Corp.*	261,958

		1,079,946

TOTAL COMMON STOCKS
(Cost $44,533,434)		$54,009,128

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co.
$1,023,000	0.010%	05/03/10	$ 1,023,000
Maturity Value: $1,023,001
(Cost $1,023,000)

TOTAL INVESTMENTS – 100.2%
(Cost $45,556,434)			$55,032,128

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(101,568)

NET ASSETS – 100.0%			$54,930,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $1,045,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $1,044,269.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/10	AS OF 10/31/09

Electronic Technology	12.8%	13.3%
Technology Services	11.7	11.0
Retail Trade	9.5	9.7
Health Technology	8.7	7.7
Finance	8.2	6.9
Consumer Services	7.6	7.8
Producer Manufacturing	6.2	6.9
Consumer Non-Durables	6.0	5.7
Process Industries	5.7	6.2
Health Services	4.8	4.2
Commercial Services	4.4	4.5
Industrial Services	2.7	3.7
Consumer Durables	2.2	2.2
Transportation	2.1	1.0
Utilities	2.0	2.4
Communications	1.3	2.2
Distribution Services	1.2	1.1
Energy Minerals	1.2	2.1
Non-Energy Minerals	—	0.5
Short-term Investment	1.9	—

TOTAL INVESTMENTS	100.2%	99.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.5%
Auto(a) – 1.7%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$ 5,500,000	1.830%	11/15/12	$ 5,523,468
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
4,770,000	5.080	11/25/11	4,832,057

			10,355,525

Commercial – 1.9%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
534,636	7.462	12/15/22	441,580
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,933,183
Small Business Administration Series 2006-P10B, Class 1
3,467,097	5.681	08/10/16	3,731,658

			11,106,421

Credit Card – 1.9%
Bank of America Credit Card Trust Series 2007-A12, Class A12(b)
2,100,000	0.454	01/15/13	2,100,433
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,093,094
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,941,634

			11,135,161

Equipment(a) – 0.2%
CIT Equipment Collateral Series 2010-VT1A, Class A2
1,400,000	1.510	05/15/12	1,398,339

Home Equity – 3.8%
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
1,176,809	0.313	01/25/37	1,127,730
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	2,724,253
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,401,016	0.463	02/25/37	1,040,012
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,208,363	3.750	09/25/33	1,114,683
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	416,684
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,175,168	0.603	07/25/35	742,816
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
844,249	4.814	11/25/35	829,135
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	949,906
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,827,345	3.400	03/25/33	2,665,597
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
4,000,000	5.490	10/25/33	3,008,001

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
$ 1,055,418	8.850%	03/25/25	$ 1,035,093
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
1,086,448	8.480	09/25/30	866,733
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
641,754	4.470	07/25/18	621,473
SACO I Trust Series 2005-7 Class A(b)
432,485	0.823	09/25/35	284,762
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
524,885	0.373	10/25/36	509,361
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,374,600	6.740	07/25/29	2,070,390
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,849,030	5.250	06/25/35	2,291,702
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
700,000	4.890	05/25/34	694,105

			22,992,436

Manufactured Housing – 1.5%
Green Tree Financial Corp. Series 1993-4, Class A5
2,181,974	7.050	01/15/19	2,217,798
Green Tree Financial Corp. Series 1995-5, Class M1(b)
967,632	7.650	09/15/26	985,888
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,273,911	7.900	06/15/27	1,303,727
Green Tree Financial Corp. Series 1996-6, Class A6
331,273	7.950	09/15/27	339,507
Green Tree Financial Corp. Series 1997-3, Class A6
93,291	7.320	03/15/28	95,668
Green Tree Financial Corp. Series 1998-3, Class A5
806,730	6.220	03/01/30	798,700
Green Tree Financial Corp. Series 1998-3, Class A6(b)
555,353	6.760	03/01/30	561,309
Green Tree Financial Corp. Series 1999-1, Class M2(b)
247,920	7.340	11/01/28	7,154
Lehman Manufactured Housing Contract Series 2001-B, Class A3
491,018	4.350	05/15/14	487,486
Mid-State Trust Series 11, Class A1
387,547	4.864	07/15/38	365,935
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
2,177,873	7.650	04/15/27	2,127,006

			9,290,178

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(b) – 0.5%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
$ 857,727	0.970%	12/01/40	$ 840,573
Northstar Education Finance, Inc. Series 2005-1, Class A5
2,358,000	1.074	10/30/45	2,181,150

			3,021,723

TOTAL ASSET-BACKED SECURITIES
(Cost $69,214,373)			$69,299,783

Taxable Municipal Bond Obligations – 7.1%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,364,878

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	764,996
500,000	4.790	10/01/11	517,890

			1,282,886

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,086,321

Florida – 0.3%
Inland Protection Financing Corp. Florida RB Build America Bonds Series 2010
2,000,000	4.700	07/01/19	1,998,400

Illinois – 0.4%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,171,038
Will County Illinois Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,009,920

			2,180,958

Indiana – 0.9%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,878,470
2,190,000	5.650	07/15/13	2,439,704

			5,318,174

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,009,780

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
$ 255,000	5.360%	05/01/11	$ 265,294
2,485,000	5.430	05/01/12	2,651,893

			2,917,187

Missouri – 1.5%
Missouri Joint Municipal Electric Utility Commission Power Project RB Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,005,240
Missouri Joint Municipal Electric Utility Commission Power Project RB Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,568,603
Missouri State Highways & Transit Commission State Road RB Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,818,816
New Liberty Hospital District RB Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,360,158
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,629,732

			9,382,549

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,059,540

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,186,954

Ohio – 0.3%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	1,961,450

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,141,520

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	818,441

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (FSA)
710,000	4.960	07/15/14	736,874
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,278,115

			3,014,989

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
South Carolina – 0.2%
South Carolina State Public Service Authority RB Santee Cooper Taxable Series 2008 B
$ 1,150,000	7.308%	01/01/14	$ 1,319,395

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $41,498,124)			$43,043,422

Mortgage-Backed Obligations – 36.7%
Collateralized Mortgage Obligations – 30.8%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,043,688	5.500%	02/25/18	$ 3,070,416
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,941,198	6.000	02/25/34	4,979,029
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
3,587,498	5.500	11/25/20	3,223,704
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
799,757	6.000	04/25/36	710,409
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
13,349	4.138	06/25/34	13,326
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,772,318	5.637	11/25/35	2,909,348
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,316,608	5.250	01/25/34	1,117,234
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,877,724	5.500	11/25/33	1,608,293
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
674,140	5.500	08/25/21	659,710
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,403,564	6.750	08/25/34	2,406,238
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,041,564	5.696	12/25/35	1,400,306
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,113,000	5.618	04/25/37	707,402
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
4,471,761	5.750	09/25/21	4,359,967
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
719,236	5.500	07/25/36	642,705
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,442,694	5.250	09/25/19	1,440,665
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,272,952	4.750	12/25/18	1,210,772
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
514,102	6.500	08/25/32	470,667
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,029,794	6.000	07/25/37	790,528
Countrywide Home Loans Series 2004-J1, Class 2A4
2,152,066	4.750	01/25/19	2,042,240

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-27, Class 2A1
$ 4,105,917	5.500%	12/25/35	$ 3,751,568
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,076,711	5.500	04/25/35	961,806
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,415,210	5.250	07/25/33	1,251,529
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,025,156
FHLMC REMIC PAC Series 1579, Class PM
565,658	6.700	09/15/23	584,207
FHLMC REMIC PAC Series 2103, Class TE
496,755	6.000	12/15/28	537,686
FHLMC REMIC PAC Series 2110, Class PG
2,514,263	6.000	01/15/29	2,742,892
FHLMC REMIC PAC Series 2633, Class PC
905,462	4.500	07/15/15	913,549
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,078,235
FHLMC REMIC PAC Series 2644, Class BM
189,803	4.500	01/15/26	190,424
FHLMC REMIC PAC Series 2716, Class DT
1,057,941	5.000	02/15/30	1,100,608
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,262,282
FHLMC REMIC PAC Series 2836, Class XQ
512,483	4.500	09/15/27	528,386
FHLMC REMIC PAC Series 2907, Class HC
1,933,654	5.000	06/15/27	2,011,464
FHLMC REMIC PAC Series 3259, Class EA
348,701	5.000	05/15/27	353,936
FHLMC REMIC Series 2391, Class Z
6,184,257	6.000	12/15/31	6,755,704
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,574,592
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,843,149
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	821,863
FHLMC REMIC Series 2840, Class JL
1,931,105	4.500	06/15/23	2,031,223
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,294,327
FHLMC REMIC TAC Series 2658, Class A
1,892,649	4.500	08/15/18	1,933,955
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,713,584	6.000	01/25/35	1,630,473

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
$ 5,740,784	5.500%	05/25/35	$ 4,456,553
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,001,515	6.500	09/25/31	1,102,301
FNMA REMIC PAC Series 2003-1, Class PG
2,722,121	5.500	09/25/31	2,874,921
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,320,984
FNMA REMIC PAC Series 2003-14, Class AP
363,483	4.000	03/25/33	376,426
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,600,402
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,282,119
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,439,919
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	746,910
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	573,887
FNMA Series 2003-W6, Class 2A32
486,505	6.500	09/25/42	532,039
GNMA Series 1998-12, Class EB
798,944	6.500	05/20/28	826,717
Impac CMB Trust Series 2004-4, Class 2A2
5,975,793	5.445	09/25/34	5,133,272
Impac Secured Assets Corp. Series 2004-2, Class A6
1,694,072	5.639	08/25/34	1,543,279
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
4,508,116	6.000	03/25/36	3,467,021
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,136,061
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	6.004	04/25/37	820,491
Master Alternative Loans Trust Series 2004-4, Class 1A1
799,216	5.500	05/25/34	801,839
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,667,070	6.500	05/25/34	2,696,658
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,572,652	5.500	09/25/33	1,601,402
Master Asset Securitization Trust Series 2004-3, Class 5A1
189,295	6.250	01/25/32	190,449
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
4,066,518	5.623	11/25/35	2,625,158
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
4,560,336	6.000	08/25/37	3,635,329
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
5,927,078	6.070	11/25/21	4,892,618
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
479,869	5.390	07/25/35	433,456

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
$ 3,084,592	4.750%	04/25/33	$ 2,948,358
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,442,622	5.750	02/25/34	4,270,697
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
918,634	0.763	07/25/35	756,016
Residential Asset Securitization Trust Series 2004-A6, Class A1
4,685,823	5.000	08/25/19	4,477,843
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
1,434,104	6.000	05/25/33	1,311,987
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
857,205	5.000	05/25/18	870,680
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
2,212,402	5.500	11/25/35	2,000,075
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
3,908,751	5.750	12/25/35	3,454,748
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
4,139,438	5.500	12/25/21	4,235,034
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 1A1(b)
677,817	0.363	09/25/47	671,732
Structured Asset Securities Corp. Series 2003-20, Class 1A1
4,603,582	5.500	07/25/33	4,677,055
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,974,602	2.649	11/25/33	1,781,207
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,876,058	5.710	06/25/34	3,519,356
Structured Asset Securities Corp. Series 2005-6, Class 5A2
947,370	5.000	05/25/35	938,718
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
3,322,058	5.500	06/25/20	3,233,657
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
295,905	6.500	05/25/32	300,667
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,116,542	5.000	06/25/18	1,143,775
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
652,058	5.250	01/25/20	659,178
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,599,936	5.081	09/25/35	1,550,714
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	236,140

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 1,000,000	5.250%		03/25/37	$ 807,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $172,106,956)				$185,897,031

Commercial Mortgage Obligations – 2.0%
GNMA Series 2002-62, Class B
354,562	4.763		01/16/25	360,144
GNMA Series 2003-16, Class B
3,580,000	4.490		08/16/25	3,775,936
GNMA Series 2003-38, Class JC(b)
594,676	7.004		08/16/42	673,487
GNMA Series 2004-45, Class A
2,182,838	4.020		12/16/21	2,231,255
GNMA Series 2004-60, Class C(b)
5,000,000	5.240		03/16/28	5,307,987

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $11,783,182)				$12,348,809

Mortgage-Backed Pass-Through Obligations – 3.9%
FHLMC
110,118	8.500		02/01/19	119,581
129,290	8.500		03/01/21	143,568
767,173	7.000		05/01/26	862,505
39,599	7.000		10/01/30	44,290
107,865	7.500		12/01/30	122,879
193,985	7.500		01/01/31	220,986
412,204	7.000		08/01/31	459,690
4,388,944	5.000		05/01/33	4,587,681
846,963	2.778	(b)	05/01/34	868,506
2,342,267	5.306	(b)	01/01/36	2,474,169
FNMA
87,440	6.000		12/01/13	90,673
42,293	6.500		07/01/14	45,962
87,566	9.000		11/01/21	97,053
74,308	6.500		08/01/24	80,903
96,082	9.000		02/01/25	110,388
17,780	6.500		03/01/26	19,400
31,772	8.000		07/01/28	36,607
163,965	6.500		10/01/28	180,653
98,165	2.580	(b)	12/01/28	102,369
57,392	6.500		01/01/29	63,233
102,594	6.000		07/01/29	111,258
113,404	7.500		09/01/29	128,054
92,163	7.000		03/01/31	103,072
52,636	7.500		03/01/31	59,469
296,756	7.000		11/01/31	332,032
548,295	7.000		01/01/32	613,472
1,480,473	6.000		12/01/32	1,604,571
452,734	5.281	(b)	02/01/33	476,823
1,745,939	5.000		07/01/33	1,823,087
768,926	5.189	(b)	10/01/34	805,397
2,036,467	5.090	(b)	02/01/35	2,155,889

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 226,942	8.000%	02/15/22	$ 260,129
100,324	7.500	08/20/25	112,772
431,346	7.500	07/20/26	484,587
519,309	6.500	04/15/31	573,804
515,772	6.500	05/15/31	569,896
2,207,478	5.500	04/15/33	2,362,415

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $19,955,394)			$23,307,823

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $203,845,532)			$221,553,663

Corporate Obligations – 27.1%
Aerospace/Defense – 0.9%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,020,523
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,169,472
United Technologies Corp.
2,000,000	5.700	04/15/40	2,088,262

			5,278,257

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,605,819
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,576,325

			4,182,144

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700	07/01/19	1,597,707
1,250,000	6.400	05/15/38	1,305,382
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,228,982

			5,132,071

Chemicals – 0.2%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,020,936

Commercial Banks – 2.4%
Barclays Bank PLC
2,000,000	5.125	01/08/20	1,999,912
Credit Suisse AG
3,000,000	5.400	01/14/20	3,054,222
Credit Suisse New York
1,500,000	5.000	05/15/13	1,614,101
KeyBank NA
2,540,000	5.800	07/01/14	2,694,475

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Wachovia Bank NA
$ 2,000,000	5.000%	08/15/15	$ 2,086,294
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,267,387

			14,716,391

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,531,313

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	1,062,443

Diversified Manufacturing – 0.8%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,375,187
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,226,097

			4,601,284

Electric – 2.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,877,755
Connecticut Light & Power Co.
415,000	5.650	05/01/18	450,758
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,695,483
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,595,733
PacifiCorp
2,400,000	5.650	07/15/18	2,645,827
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,574,459
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,765,906
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,053,436

			15,659,357

Financial – 6.0%
Bank of America Corp.
1,270,000	5.650	05/01/18	1,285,423
Bank One Corp.
1,000,000	8.530	03/01/19	1,159,244
Bear Stearns Companies, Inc.
1,000,000	7.250	02/01/18	1,153,617
Citigroup, Inc.
2,750,000	6.010	01/15/15	2,930,815
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,488,377
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,347,784
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,722,540

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Metropolitan Life Insurance Co.(a)
$ 6,035,000	7.700%	11/01/15	$ 7,031,614
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,756,645
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,674,014
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,912,234
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,247,478
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,808,649

			36,518,434

Food – 0.6%
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,697,921
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,124,767

			3,822,688

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,901,090

Industrial – 0.4%
Receipts on Corporate Securities Trust NSC-1998-1
2,260,341	6.375	05/15/17	2,299,897

Insurance – 0.8%
Aegon NV
2,650,000	4.625	12/01/15	2,698,241
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,115,504

			4,813,745

Multimedia – 0.7%
CBS Corp.
2,600,000	8.200	05/15/14	3,056,396
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,085,824

			4,142,220

Oil & Gas – 2.0%
Apache Corp.
1,250,000	7.375	08/15/47	1,548,994
Tosco Corp.
2,095,000	8.125	02/15/30	2,707,542
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,172,100
XTO Energy, Inc.
5,000,000	6.250	08/01/17	5,789,050

			12,217,686

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 0.4%
Express Scripts, Inc.
$ 2,000,000	5.250%	06/15/12	$ 2,142,116

Real Estate – 1.5%
AMB Property LP
2,000,000	6.125	12/01/16	2,139,522
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,269,773
ProLogis
2,280,000	5.250	11/15/10	2,292,709
Simon Property Group LP
1,000,000	6.750	05/15/14	1,117,510
2,000,000	4.200	02/01/15	2,030,814

			8,850,328

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,376,018

Software – 0.4%
Adobe Systems, Inc.
2,700,000	4.750	02/01/20	2,708,173

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,979,514

Telecommunications – 0.9%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,567,182
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,651,422

			5,218,604

Toys – 0.2%
Hasbro, Inc.
1,000,000	6.125	05/15/14	1,110,102

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	5,939,867
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,216,240

			8,156,107

Yankee – 1.9%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	862,119
955,000	5.250	12/15/15	1,053,671
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,322,470
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,194,281

			11,432,541

TOTAL CORPORATE OBLIGATIONS
(Cost $155,967,337)			$163,873,459

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 10.3%
FFCB
$ 5,000,000	2.625%	04/17/14	$ 5,081,130
6,135,000	4.500	05/06/14	6,669,095
2,860,000	5.190	04/22/21	3,118,032
FHLB
5,000,000	1.750	08/22/12	5,048,075
5,000,000	4.500	09/16/13	5,427,270
1,915,000	5.375	08/15/24	2,081,695
2,650,000	7.125	02/15/30	3,339,620
FHLMC
5,000,000	1.750	06/15/12	5,050,590
46,846	6.000	12/01/13	50,041
3,110,000	2.875	02/09/15	3,142,279
5,000,000	5.000	02/16/17	5,484,645
2,500,000	6.750	03/15/31	3,111,765
FNMA
3,000,000	1.750	05/07/13	3,003,516
3,000,000	4.625	10/15/14	3,277,848
4,500,000	5.000	02/13/17	4,939,996
3,000,000	5.000	05/11/17	3,286,026

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,285,504)			$ 62,111,623

Government Guarantee Obligations(d) – 2.2%
Citigroup Funding, Inc.
$ 5,000,000	1.875%	10/22/12	$ 5,053,450
Morgan Stanley & Co.
2,800,000	2.250	03/13/12	2,865,610
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,086,181
U.S. Bancorp
2,000,000	2.250	03/13/12	2,040,916

TOTAL U.S. GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $12,803,312)			$ 13,046,157

U.S. Treasury Obligations – 1.3%
United States Treasury Bond
$ 3,000,000	4.500%	02/15/36	$ 3,015,936
United States Treasury Note
5,000,000	2.750	11/30/16	4,918,750

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,756,673)			$ 7,934,686

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Shares	Description	Rate	Value
Investment Companies – 2.0%
Vanguard Intermediate-Term Investment Grade Fund
$ 263,085		4.080%	$ 2,609,804
Vanguard Long-Term Investment Grade Fund
1,046,484		5.790	9,606,724

TOTAL INVESTMENT COMPANIES
(Cost $10,407,566)			$ 12,216,528

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$11,161,000	0.010%	05/03/10	$ 11,161,000
Maturity Value: $11,161,009
(Cost $11,161,000)

TOTAL INVESTMENTS – 100.0%
(Cost $572,939,421)			$604,240,321

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(221,404)

NET ASSETS – 100.0%			$604,018,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $36,208,508, which represents approximately 6.0% of net assets as of April 30, 2010.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2010.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $13,046,157, which represents approximately 2.2% of net assets as of April 30, 2010.
(e)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $11,395,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $11,387,024.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/10	AS OF 10/31/09

Collateralized Mortgage Obligations	30.8%	33.9%
Corporate Obligations	27.1	25.6
Asset-Backed Securities	11.5	12.4
U.S. Government Agency Obligations	10.3	7.8
Taxable Municipal Bond Obligations	7.1	5.3
Mortgage-Backed Pass-Through Obligations	3.9	4.5
Government Guarantee Obligations	2.2	2.3
Commercial Mortgage Obligations	2.0	2.4
Investment Companies	2.0	2.9
U.S. Treasury Obligations	1.3	—
Short-term Investment	1.8	3.9

TOTAL INVESTMENTS	100.0%	101.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.9%
Commercial – 1.2%
Small Business Administration Series 2006-P10B, Class 1
$1,386,839	5.681%	08/10/16	$ 1,492,663

Home Equity(a) – 0.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.713	04/25/34	588,733
Lehman XS Trust Series 2005-7N, Class 1A1A
382,237	0.533	12/25/35	261,570

			850,303

TOTAL ASSET-BACKED SECURITIES
(Cost $2,054,045)			$ 2,342,966

Mortgage-Backed Obligations – 34.6%
Collateralized Mortgage Obligations – 26.9%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 582,637	5.010%	10/25/34	$ 529,665
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
148,273	4.953	09/20/34	150,791
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
296,349	3.451	09/25/34	289,629
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
1,711,177	5.250	12/25/33	1,719,316
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
500,000	5.375	01/25/35	455,326
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
498,853	4.750	12/25/18	474,485
Countrywide Home Loans, Inc. Series 2002-34, Class A14
655,384	4.750	01/25/33	661,659
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
83,810	5.000	02/25/18	85,726
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
565,096	3.132	11/19/33	558,744
FHLMC PAC Series 023, Class PK
463,584	6.000	11/25/23	490,594
FHLMC REMIC PAC Series 041, Class F
74,811	10.000	05/15/20	82,563
FHLMC REMIC PAC Series 159, Class H
32,641	4.500	09/15/21	32,701
FHLMC REMIC PAC Series 2022, Class PE
110,797	6.500	01/15/28	119,115
FHLMC REMIC PAC Series 2109, Class PE
381,586	6.000	12/15/28	416,583
FHLMC REMIC PAC Series 2345, Class PQ
53,508	6.500	08/15/16	57,871
FHLMC REMIC PAC Series 2522, Class PE
639,283	5.500	03/15/22	677,160
FHLMC REMIC PAC Series 2524, Class PD
477,825	5.500	12/15/31	506,580

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2561, Class PE
$ 280,889	5.500%	09/15/28	$ 282,615
FHLMC REMIC PAC Series 2594, Class OR
147,440	4.250	06/15/32	151,296
FHLMC REMIC PAC Series 2628, Class PV
214,466	3.750	10/15/16	216,093
FHLMC REMIC PAC Series 2668, Class OE
725,000	5.000	10/15/28	761,551
FHLMC REMIC PAC Series 2695, Class AT
392,481	4.000	10/15/26	397,593
FHLMC REMIC PAC Series 2698, Class LE
257,623	5.500	02/15/29	259,507
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,052,415
FHLMC REMIC PAC Series 2763, Class PC
542,843	4.500	08/15/16	552,580
FHLMC REMIC PAC Series 2765, Class JN
495,353	4.000	05/15/19	501,159
FHLMC REMIC PAC Series 2859, Class PC
137,117	5.500	11/15/27	137,753
FHLMC REMIC PAC Series 2904, Class PB
525,000	5.500	03/15/28	537,272
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,001,588
FHLMC REMIC PAC Series 3078, Class PA
186,907	5.500	07/15/24	187,617
FHLMC REMIC PAC Series 3079, Class MA
378,013	5.000	11/15/24	381,935
FHLMC REMIC PAC Series 3117, Class PC
683,840	5.000	06/15/31	724,274
FHLMC REMIC Series 2534, Class HB
800,000	5.000	10/15/16	829,488
FHLMC REMIC Series 2584, Class LX
188,241	5.500	12/15/13	193,580
FHLMC REMIC Series 2619, Class YP
527,814	3.500	03/15/16	535,198
FHLMC REMIC Series 2642, Class DA
882,206	5.000	05/15/22	929,690
FHLMC REMIC Series 2664, Class MA
651,853	5.000	04/15/30	676,805
FHLMC REMIC Series 2830, Class DA
642,413	5.000	07/15/19	652,038
FHLMC REMIC Series 2892, Class UJ
607,197	4.000	12/15/11	609,003
FHLMC REMIC Series 2972, Class CA
622,129	4.500	05/15/20	652,597
FHLMC REMIC Series 3131, Class BA
377,122	5.500	11/15/24	397,592
FHLMC REMIC Series 3146, Class GA
419,971	5.500	11/15/24	443,043

18	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
$ 38,646	0.000%	06/25/22	$ 35,749
FNMA REMIC PAC Series 1992-129, Class L
243,899	6.000	07/25/22	258,571
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
21,753	0.000	10/25/22	21,837
FNMA REMIC PAC Series 1998-36, Class J
146,326	6.000	07/18/28	157,918
FNMA REMIC PAC Series 2001-71, Class MB
318,480	6.000	12/25/16	344,076
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	615,489
FNMA REMIC PAC Series 2003-14, Class AP
488,716	4.000	03/25/33	506,119
FNMA REMIC PAC Series 2003-29, Class QE
1,000,000	5.000	04/25/16	1,015,359
FNMA RxEMIC PAC Series 2003-74, Class PR
224,439	4.000	11/25/25	225,165
FNMA REMIC PAC Series 2005-102, Class PB
463,435	5.000	03/25/27	470,624
FNMA REMIC Series 1991-137, Class H
112,633	7.000	10/25/21	125,355
FNMA REMIC Series 1993-182, Class FA(a)
37,163	3.200	09/25/23	38,141
FNMA REMIC Series 1993-183, Class K
21,653	6.500	07/25/23	21,794
FNMA Series 2003-W17, Class 1A6
83,947	5.310	08/25/33	88,420
GNMA Series 1998-12, Class EB
199,735	6.500	05/20/28	206,679
GNMA Series 2001-53, Class F(a)
40,714	0.606	10/20/31	40,751
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.067	01/25/36	789,212
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
527,979	5.523	10/25/34	472,171
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
605,540	2.975	04/21/34	602,423
Master Asset Securitization Trust Series 2003-6, Class 9A1
246,746	4.250	07/25/33	243,772
Master Asset Securitization Trust Series 2004-3, Class 5A1
90,018	6.250	01/25/32	90,567
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
110,872	4.061	09/25/34	106,684
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
465,007	4.750	04/25/34	448,794

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
$ 332,988	5.000%	05/25/18	$ 338,222
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
39,139	6.250	12/25/23	39,390
Sequoia Mortgage Trust Series 10, Class 1A(a)
203,581	0.656	10/20/27	189,175
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
355,920	0.916	06/20/33	311,294
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,203,209	5.500	07/25/33	1,222,412
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,242,065	2.495	10/25/33	1,195,023
Vendee Mortgage Trust Series 1996-2, Class 1Z
248,861	6.750	06/15/26	268,770
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
308,072	5.750	12/25/32	295,150
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS4, Class 2A3
463,348	5.000	02/25/33	463,780
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
884,002	5.750	09/25/18	888,837
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
200,978	5.000	06/25/18	205,879

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,181,153)			$ 32,716,392

Commercial Mortgage Obligations – 3.5%
GNMA REMIC Series 2004-51, Class A
118,070	4.145	02/16/18	118,948
GNMA Series 2004-09, Class A
343,838	3.360	08/16/22	345,555
GNMA Series 2004-20, Class C
1,700,000	4.430	04/16/34	1,790,854
GNMA Series 2004-45, Class A
818,564	4.020	12/16/21	836,721
GNMA Series 2004-60, Class C(a)
1,150,000	5.240	03/16/28	1,220,837

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $4,117,692)			$ 4,312,915

Mortgage-Backed Pass-Through Obligations – 4.2%
FHLMC
146,097	5.500	08/01/17	157,572
393,878	5.500	09/01/21	424,073
105,669	6.000	10/01/23	113,871
580,593	5.000	05/01/27	608,477

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 97,847	6.500%		09/01/13	$ 105,544
142,718	10.500		11/01/15	155,242
147,160	6.000		07/01/16	158,832
581,352	5.500		05/01/19	624,919
575,808	5.500		06/01/20	618,959
7,467	5.195	(a)	08/01/23	7,786
3,870	9.000		07/01/24	4,408
11,617	2.580	(a)	12/01/28	12,115
89,926	7.000		11/01/31	100,616
655,844	6.000		07/01/33	710,818
770,312	3.020	(a)	02/01/34	799,680
358,545	5.189	(a)	10/01/34	375,551
GNMA
14,460	8.000		07/15/17	16,607
1,041	3.125	(a)	12/20/24	1,070
16,335	4.375	(a)	04/20/26	16,932
14,857	3.625	(a)	08/20/26	15,325
18,071	4.375	(a)	01/20/28	18,754

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $4,896,503)				$ 5,047,151

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $40,195,348)				$ 42,076,458

Government Guarantee Obligations(c) – 7.7%
Citibank NA
$ 900,000	1.375%		08/10/11	$ 907,116
GMAC, Inc.
1,000,000	2.200		12/19/12	1,018,729
JPMorgan Chase & Co.
800,000	3.125		12/01/11	828,160
Keybank National Association
400,000	3.200		06/15/12	417,107
Morgan Stanley & Co.
800,000	2.900		12/01/10	811,349
750,000	2.250		03/13/12	767,574
Regions Bank
1,000,000	3.250		12/09/11	1,036,674
U.S. Bancorp
750,000	2.250		03/13/12	765,344
1,000,000	1.800		05/15/12	1,013,437
U.S. Central Credit Union
900,000	1.900		10/19/12	911,076
Wells Fargo & Co.
800,000	3.000		12/09/11	827,086

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $9,090,038)				$9,303,652

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 39.4%
FFCB
$ 237,000	6.890%	09/13/10	$ 242,711
1,000,000	3.875	10/07/13	1,064,482
1,600,000	2.625	04/17/14	1,625,962
1,170,000	3.000	09/22/14	1,197,838
150,000	4.700	08/10/15	163,395
250,000	7.000	09/01/15	301,133
500,000	6.125	12/29/15	581,665
FHLB
750,000	5.000	03/11/11	776,534
1,640,000	3.375	06/24/11	1,687,355
1,250,000	4.750	12/09/11	1,323,925
1,000,000	3.500	03/08/13	1,052,358
1,500,000	5.125	08/14/13	1,658,884
1,000,000	3.625	10/18/13	1,056,972
1,560,000	5.250	06/18/14	1,745,838
1,000,000	5.250	09/12/14	1,111,981
250,000	5.375	05/15/19	275,133
FHLMC
3,700,000	5.000	10/18/10	3,776,460
1,575,000	2.125	09/21/12	1,600,940
1,500,000	4.625	10/25/12	1,615,743
1,500,000	4.000	06/12/13	1,602,182
1,560,000	2.500	01/07/14	1,583,372
1,600,000	2.500	04/23/14	1,617,638
790,000	5.000	07/15/14	874,739
1,000,000	4.500	01/15/15	1,085,533
1,200,000	2.875	02/09/15	1,212,455
FNMA
1,000,000	6.000	05/15/11	1,056,174
1,000,000	6.125	03/15/12	1,092,619
2,000,000	3.625	02/12/13	2,110,632
1,500,000	4.375	03/15/13	1,616,156
1,600,000	2.500	05/15/14	1,618,517
2,000,000	3.000	09/16/14	2,051,032
1,250,000	4.625	10/15/14	1,365,770
2,000,000	2.625	11/20/14	2,016,566
1,800,000	5.000	04/15/15	2,001,074
1,000,000	4.375	10/15/15	1,076,311
Tennessee Valley Authority
900,000	6.790	05/23/12	1,002,991

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $47,189,917)			$ 47,843,070

U.S. Treasury Obligations – 14.8%
United States Treasury Inflation Protected Securities
$1,205,450	3.000%	07/15/12	$ 1,305,088
1,172,990	2.000	01/15/14	1,256,291
1,149,830	2.000	07/15/14	1,236,336
United States Treasury Notes
2,000,000	4.500	11/15/10	2,044,922
2,000,000	5.125	06/30/11	2,106,876
435,000	4.500	04/30/12	465,586
1,800,000	1.375	09/15/12	1,809,281

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$2,400,000	1.375%	11/15/12	$ 2,407,500
1,200,000	1.750	04/15/13	1,209,000
1,200,000	1.750	03/31/14	1,189,969
1,700,000	2.375	10/31/14	1,710,093
1,200,000	2.250	01/31/15	1,195,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,409,930)			$ 17,936,442

Short-term Investment(d) – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co.
$1,657,000	0.010%	05/03/10	$ 1,657,000
Maturity Value: $1,657,001
(Cost $1,657,000)

TOTAL INVESTMENTS – 99.8%
(Cost $117,596,278)			$121,159,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			250,461

NET ASSETS – 100.0%			$121,410,049

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2010.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,303,652, which represents approximately 7.7% of net assets as of April 30, 2010.
(d)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $1,695,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $1,693,814.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/10	AS OF 10/31/09

U.S. Government Agency Obligations	39.4%	34.0%
Collateralized Mortgage Obligations	26.9	30.8
U.S. Treasury Obligations	14.8	8.9
Government Guarantee Obligations	7.7	8.8
Mortgage-Backed Pass-Through Obligations	4.2	5.3
Commercial Mortgage Obligations	3.5	4.3
Asset-Backed Securities	1.9	2.3
Short-term Investment	1.4	5.3

TOTAL INVESTMENTS	99.8%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.0%
Alabama – 1.4%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (NR/NR)
$ 760,000	4.700%	08/15/11	$ 761,885
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aa2)
650,000	5.500	07/01/12	698,100
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (A/A3)
1,005,000	5.000	06/01/16	1,060,898
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aa3)
65,000	4.500	07/01/23	66,186

			2,587,069

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,063,913

Arizona – 10.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	699,958
750,000	4.750	01/01/22	750,533
1,000,000	5.000	01/01/25	1,008,320
Arizona School Facilities Board Certificates of Participation (A+/Aa3)
2,810,000	5.125	09/01/21	2,980,680
Arizona School Facilities Board Certificates of Participation Series A (NATL-RE) (A+/Aa3)
1,000,000	5.000	09/01/13	1,095,260
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A2)
1,020,000	5.000	07/01/13	1,105,598
2,000,000	5.000	07/01/14	2,190,320
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,258,884
500,000	5.250	05/15/22	516,215
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	929,677
335,000	5.000	07/01/18	360,031
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
350,000	5.000	07/01/19	372,631
1,100,000	5.125	07/01/22	1,161,039
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (A+/Baa1)
1,070,000	5.000	08/01/27	1,096,022
Tucson AZ GO Bonds (Refunding) (FGIC) (AA-/Aa2)
535,000	4.000	07/01/15	585,782

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arizona – (continued)
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/Aa3)
$1,000,000	5.000%	07/01/19	$ 1,057,180
500,000	5.000	07/01/20	524,790
1,000,000	5.000	07/01/21	1,052,100

			18,745,020

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	544,625

California – 2.2%
Port Oakland CA Revenue Bonds Series C (A/A3)
600,000	5.000	11/01/16	652,926
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA/Aa1)(a)
880,000	0.000	09/01/23	460,539
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
800,000	5.250	02/01/23	855,232
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (A/Baa1)
1,810,000	5.700	02/01/22	1,939,614

			3,908,311

Colorado – 2.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,019,050
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
120,000	5.250	06/01/11	122,623
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	991,340
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
600,000	4.200	11/01/18	605,550
430,000	4.350	11/01/19	432,546
450,000	4.600	11/01/20	457,960
Westminster CO Certificates of Participation (Refunding) (MBIA) (AA-/Baa1)
250,000	4.500	12/01/23	258,763

			3,887,832

Florida – 11.1%
Bay County FL School Board Certificates of Participation (Master Lease Program) Series A (AMBAC) (NR/NR)
1,090,000	5.000	07/01/25	1,057,257
1,895,000	5.000	07/01/27	1,792,310

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
$ 875,000	5.000%	04/01/18	$ 895,151
Cape Coral FL Gas Tax Revenue Bonds Series A (NR/A2)
795,000	4.375	10/01/19	794,666
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage) Series 2 (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,000,000	4.400	07/01/24	1,006,700
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (A/Baa1)
1,000,000	5.000	10/01/20	1,032,420
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,330,000	5.500	03/01/14	1,394,279
Florida State Municipal Power Agency Revenue Bonds (Stanton Project) Series A (NR/A1)
1,175,000	5.000	10/01/18	1,274,722
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,059,560
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa1)
50,000	5.500	07/01/21	58,063
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.250	10/01/23	1,038,970
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A-1 (A-/A2)
1,000,000	5.000	10/01/22	1,026,910
1,000,000	5.500	10/01/25	1,060,130
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,103,710
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/Aa2)
2,000,000	5.000	10/01/21	2,112,580
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	585,457
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/Aa3)
1,000,000	5.000	08/01/16	1,068,330
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	492,007
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/Aa3)
1,000,000	5.500	08/01/15	1,134,840

			19,988,062

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (A/Baa1)
90,000	6.100	10/01/19	98,632

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (A/Aa2)
$ 55,000	5.500%	08/01/23	$ 63,390
Gainesville & Hall County Hospital Authority Revenue Bonds Anticipation Certificates (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	497,575

			659,597

Illinois – 6.8%
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (A/Aa2)
1,000,000	5.250	12/01/18	1,110,620
Chicago IL Wastewater Transmission Revenue Bonds (Refunding) Series 1993 (FGIC) (A/Aa2)
1,080,000	5.375	01/01/13	1,134,151
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA/Aa3)
1,000,000	5.250	12/01/23	1,081,660
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (A/Baa1)
2,000,000	5.250	12/01/22	2,056,500
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	472,491
490,000	4.900	01/01/27	492,592
1,625,000	5.000	01/01/30	1,620,856
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,218,071
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	101,207
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	669,578
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	258,784
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/NR)
435,000	6.150	12/01/12	475,103
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A1)
600,000	5.125	06/01/11	601,668
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AAA/NR)(a)
540,000	0.000	04/01/18	397,597

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aa2)(a)
$ 635,000	0.000%	11/01/13	$ 589,140

			12,280,018

Indiana – 8.3%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa2)
600,000	5.000	05/01/16	678,672
615,000	5.000	11/01/16	696,721
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	933,443
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	392,718
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	250,000
675,000	6.050	02/01/23	675,000
3,000,000	6.860	02/01/29	3,017,100
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	418,965
120,000	5.000	08/01/14	132,397
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,188,918
Indiana State Finance Authority Lease Revenue Bonds (Refunding) Series A-1 (AA+/Aa2)
500,000	5.000	11/01/13	549,240
Indianpolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	716,376
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
830,000	3.000	07/05/13	839,255
750,000	3.000	01/05/14	756,480
585,000	3.000	07/05/14	584,760
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/Aa2)
2,890,000	5.000	01/15/20	2,994,127

			14,824,172

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
180,000	4.300	07/01/16	182,729

Kansas – 1.1%
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	781,110

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (A/NR)
$ 105,000	5.500%	08/15/11	$ 106,244
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	1,041,460

			1,928,814

Kentucky – 2.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,110,000	5.000	02/01/17	1,196,680
1,000,000	5.000	02/01/23	1,035,810
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,016,774

			4,249,264

Louisiana – 6.0%
East Baton Rouge LA Mortgage Finance Authority Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
750,000	4.750	10/01/29	757,568
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (NR/NR)
2,755,000	5.250	12/01/18	2,769,987
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,059,000
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,123,639
1,245,000	5.000	02/01/30	1,123,301

			10,833,495

Maine – 0.2%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	326,175

Massachusetts – 1.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
3,075,000	5.100	01/01/25	3,102,798
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,029

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
$ 60,000	6.500%	07/15/19	$ 72,657

			3,185,484

Michigan – 2.3%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A/Aa3)
550,000	4.000	05/01/14	556,567
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,550,325
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,080,000	5.500	02/01/18	1,167,210
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aa3)
390,000	5.125	11/01/12	408,084
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (A/Baa1)
520,000	5.000	11/15/12	521,404

			4,203,590

Minnesota – 1.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
650,000	3.800	07/01/17	668,037
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/14	1,114,100
1,000,000	5.000	11/15/19	1,083,510

			2,865,647

Missouri – 1.9%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	97,653
125,000	0.000	02/01/15	105,900
305,000	0.000	02/01/17	230,034
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
1,070,000	5.000	04/01/19	1,099,703
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	276,306
St. Charles MO Certificates of Participation Series B (NR/A1)
$1,000,000	5.500	05/01/18	1,037,290
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	478,515

			3,325,401

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
$ 275,000	4.350%	06/01/16	$ 273,831
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
285,000	4.350	12/01/16	283,704

			557,535

Nebraska – 0.6%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	545,420
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
115,000	4.300	09/01/14	118,469
160,000	4.350	03/01/15	161,378
95,000	4.350	09/01/15	95,940
100,000	4.400	09/01/16	100,750

			1,021,957

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/Aa2)
1,020,000	5.000	07/01/28	1,024,437
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	102,957

			1,127,394

New Hampshire – 0.4%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortagage) (Non AMT) (NR/Aa2)
720,000	5.300	07/01/28	756,907

New Jersey – 1.2%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,055,720
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aa3)
100,000	5.750	02/15/21	97,828

			2,153,548

New Mexico – 1.7%
Albuquerque NM Airport Revenue Bonds (Refunding-Subordinated Lien) Series E (A/A1)
2,000,000	5.000	07/01/14	2,188,680
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	514,460

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Class I-B-2 (GNMA/FNMA/FHLMC) (AAA/NR)
$ 405,000	4.000%	09/01/19	$ 407,110

			3,110,250

New York – 1.5%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	165,184
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/Aa3)
2,000,000	5.100	01/01/21	2,089,520
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
325,000	5.750	07/01/13	345,917
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/Aa3)
75,000	7.375	05/15/10	75,147

			2,675,768

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/Aa3)
1,000,000	5.000	05/01/23	1,061,530
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	567,759
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	650,596
North Dakota State Housing Finance Agency Revenue Bonds (Housing Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	290,612

			2,570,497

Ohio – 4.5%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,361,975
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
1,500,000	4.000	11/15/11	1,553,415
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (NR/NR)
2,485,000	5.000	06/01/12	2,502,271
Mid-East OH Career & Technology Centers Certificates of Participation (AA-/NR)
575,000	4.000	12/01/17	582,113
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	579,020

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
$ 430,000	4.250%	05/01/14	$ 459,579
1,000,000	5.000	05/01/18	1,094,990

			8,133,363

Oklahoma – 3.0%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,041,010
1,000,000	4.850	09/01/18	1,043,770
1,000,000	5.000	09/01/19	1,047,760
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,130,080
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	154,762

			5,417,382

Oregon – 0.8%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	384,248
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	959,382

			1,343,630

Pennsylvania – 3.0%
Greater Latrobe PA School Building Authority Revenue Bonds (Refunding) Series B (FGIC) (NR/Aa3)
1,140,000	5.000	04/01/13	1,222,354
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,093,449
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,217,098
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
500,000	5.000	08/01/20	501,155
St. Marys PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,361,434

			5,395,490

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
10,000	5.000	07/01/20	10,724

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
$ 180,000	5.700%	12/01/12	$ 181,148
205,000	5.800	12/01/14	205,779
125,000	5.900	12/01/15	125,433
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	190,956

			703,316

South Carolina – 2.1%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (A+/A1)
390,000	7.500	03/01/11	395,924
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	568,486
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	784,770
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AAA/Aa2)
175,000	5.500	12/01/15	202,333
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AAA/Aa3)
255,000	5.500	12/01/15	294,413
Scago Public Facilities Corp. for Georgetown County SC (Refunding-Georgetown County Project) Series A (A+/Aa3)
1,000,000	5.000	12/01/18	1,066,700
Spartanburg County SC School District No. 007 Lease Revenue Bonds (McCarthy Teszler Project) (XLCA) (NR/NR)
500,000	5.000	03/01/22	500,365

			3,812,991

South Dakota – 0.2%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
185,000	5.150	05/01/11	185,177
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aa3)
120,000	4.300	11/01/10	120,803

			305,980

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA+/Aa1)
220,000	4.250	01/01/14	225,760

Texas – 5.0%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/Aa3)
1,000,000	5.000	02/15/21	1,055,500
710,000	5.000	02/15/22	746,551

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
$ 500,000	5.250%	09/01/22	$ 527,395
Clint TX Independent School District GO Bonds (Refunding) (A/NR)
945,000	3.000	02/15/13	973,756
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aa3)
375,000	5.000	07/15/12	403,729
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	135,129
Garland TX Electric Utility System Revenue Bonds Series 2009 (A+/NR)
1,000,000	5.000	03/01/13	1,074,760
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	253,495
590,000	5.000	02/15/24	621,004
620,000	5.000	02/15/25	647,974
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (A+/A1)
1,000,000	5.375	04/15/13	1,037,160
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	342,708
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
115,000	4.600	09/01/19	116,222
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	744,829
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	320,901

			9,001,113

Utah – 0.5%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
490,000	3.600	07/01/15	496,899
445,000	3.850	07/01/16	452,307

			949,206

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (A/NR)
1,000,000	5.250	07/15/17	1,082,200

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 4.0%
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aa1)(b)
$ 330,000	5.375%	06/01/12	$ 361,323
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,011,900
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	170,797
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	556,795
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,000,000	4.375	07/01/18	2,011,500
1,750,000	5.250	07/01/25	1,767,710
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding-Gonzaga University Project) Series B (NR/A3)
1,200,000	5.000	04/01/29	1,207,656

			7,087,681

Wisconsin – 1.4%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	121,579
350,000	5.000	12/01/15	366,961
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/Aa2)
755,000	5.650	09/01/11	764,664
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	243,655
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,070,550

			2,567,409

Wyoming – 0.5%
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
20,000	5.150	12/01/10	20,148
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	170,415
280,000	4.250	12/01/14	290,234
385,000	4.300	12/01/15	387,838

			868,635

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $166,687,885)			$170,467,954

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$1,802,000	0.010%	05/03/10	$ 1,802,000
Maturity Value: $1,802,002
(Cost $1,802,000)

TOTAL INVESTMENTS – 96.0%
(Cost $168,489,885)			$172,269,954

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			7,156,898

NET ASSETS – 100.0%			$179,426,852

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $1,840,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $1,838,712.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NATL-RE	—National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Radian	—Insured by Radian Asset Assurance
VA	—Veterans Administration
XLCA	—Insured by XL Capital Assurance, Inc.

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 04/30/10	AS OF 10/31/09

Lease	20.2%	20.1%
Hospital	16.3	11.3
Education	13.0	12.9
General Obligations	11.2	17.4
General	7.7	9.4
Water/Sewer	7.6	6.4
Single Family Housing	7.1	10.7
Transportation	6.7	6.1
Student	3.4	0.3
Power	1.5	1.0
Prerefunded/Escrow to Maturity	0.2	1.7
Multi Family Housing	0.1	0.1
Short-term Investment	1.0	2.2

TOTAL INVESTMENTS	96.0%	99.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.7%
Arizona – 1.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$ 1,008,320
Pima County AZ Certificates of Participation (A+/Aa3)
500,000	4.000	06/01/12	521,960
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,212,600
1,215,000	5.150	07/01/24	1,271,716

			4,014,596

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	653,848

Florida – 3.0%
Bay County FL School Board Certificates of Participation (Master Lease Program) Series A (AMBAC) (NR/NR)
4,500,000	5.000	07/01/28	4,215,915
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,059,560
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
1,875,000	5.000	11/15/16	2,050,425

			7,325,900

Idaho – 0.4%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
995,000	5.250	07/01/29	1,032,273

Illinois – 1.0%
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,053,620
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,006,670
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (Unrefunded-Capital Appreciation) Series A (A/A1)(a)
500,000	0.000	06/15/12	481,440

			2,541,730

Indiana – 1.0%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,011,400
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	541,015

			2,552,415

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 0.5%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
$1,125,000	5.000%	07/01/23	$ 1,175,096

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
490,000	5.750	07/01/39	517,714

Louisiana – 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,598,276
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,082,600

			8,680,876

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,042,970

Missouri – 82.6%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
150,000	4.000	03/01/17	156,977
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	156,341
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,178,960
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	265,360
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,660,384
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,079,800
1,250,000	5.000	03/01/19	1,339,925
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	341,292
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
500,000	5.250	03/01/17	575,910
1,000,000	5.250	03/01/21	1,085,760
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,615
215,000	1.900	03/01/14	215,267
220,000	2.250	03/01/15	219,998

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
$ 930,000	5.250%	06/01/11	$ 964,512
400,000	5.250	06/01/12	425,160
1,000,000	5.250	06/01/13	1,076,820
1,550,000	5.500	06/01/16	1,637,652
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,121,970
Christian County MO Public Building Corp. Leasehold Revenue Bonds (Refunding-Justice Center Project) (A/NR)
800,000	2.000	06/01/11	805,512
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,030,850
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,030,850
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,383,936
2,435,000	5.000	03/01/28	2,593,665
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	763,547
900,000	5.000	03/01/15	928,638
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	753,693
650,000	5.000	03/01/22	702,474
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	817,873
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	427,544
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	667,484
1,000,000	4.500	12/01/20	1,019,220
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA/Aa2)
230,000	4.700	10/01/10	230,570
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	401,755
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	346,880
560,000	5.000	08/01/12	606,990
485,000	5.000	08/01/15	507,116

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (FGIC) (NR/A1) – (continued)
$ 500,000	5.000%	08/01/16	$ 519,270
450,000	5.000	08/01/17	465,080
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,200,658
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	776,993
935,000	5.000	03/01/18	1,035,606
945,000	5.000	03/01/19	1,037,241
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	413,707
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	491,563
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
520,000	5.250	03/01/16	554,330
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
1,610,000	4.625	11/01/28	1,500,874
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,401,913
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,595,635
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,323,310
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,351,350
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	555,472
555,000	4.500	12/01/20	581,673
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	541,545
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,118,340
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	552,350
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,350,000	5.000	12/01/11	1,428,124
1,360,000	5.000	12/01/22	1,437,071

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
$2,540,000	5.500%	12/01/12	$ 2,636,977
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,067,560
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,035,350
2,000,000	5.000	03/01/19	2,064,220
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	457,098
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,275,855
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(b)
300,000	5.700	06/01/10	301,158
380,000	5.750	06/01/10	381,478
400,000	5.800	06/01/10	401,572
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	845,305
555,000	5.500	02/15/14	580,119
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,092,780
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa2)
1,000,000	5.500	07/01/11	1,054,780
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,171,632
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,760,866
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A1)
310,000	6.431	04/01/18	316,178
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,190,600
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	501,150
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	505,855
Kansas City MO Water Revenue Bonds Series A (AA+/Aa2)(b)
1,640,000	5.750	12/01/10	1,690,578

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/Aa2)(b)
$1,885,000	5.000%	12/01/11	$ 2,014,273
Kirkwood MO Certificates of Participation (Build America Bonds Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	496,485
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa2)
750,000	5.000	02/15/19	800,422
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	560,930
545,000	5.000	03/01/22	609,277
500,000	5.000	03/01/23	556,040
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
335,000	5.250	07/01/11	352,390
1,000,000	5.250	07/01/12	1,043,020
1,135,000	5.250	07/01/15	1,168,585
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	494,904
Mehville MO School District No. R-9 Certificates of Participation (FSA) (AAA/Aa3)
1,620,000	4.750	03/01/16	1,723,405
850,000	4.750	03/01/17	897,948
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA-/Aa3)(b)
2,410,000	5.250	12/01/11	2,584,701
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aa3)
830,000	5.250	03/01/21	916,901
700,000	5.250	03/01/22	769,279
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,059,250
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A/NR)
150,000	4.500	04/01/22	147,954
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
300,000	5.000	04/01/13	318,597
1,240,000	5.000	04/01/21	1,273,492
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A/NR)
935,000	4.750	04/01/28	897,890
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A/NR)
590,000	4.250	04/01/12	610,426

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A/NR)
$1,000,000	6.125%	04/01/29	$ 1,029,060
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A/NR)
700,000	4.000	11/01/13	742,091
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (NR/NR)
445,000	5.600	04/01/11	446,406
1,500,000	6.000	04/01/22	1,504,320
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (NR/NR)
80,000	5.750	04/01/19	80,216
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (NR/Aaa)(b)
705,000	5.000	01/01/13	778,708
1,715,000	5.125	01/01/13	1,899,911
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	468,396
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
245,000	5.250	01/01/11	246,928
1,115,000	5.000	07/01/17	1,273,765
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
185,000	5.125	07/01/11	186,415
435,000	5.200	07/01/12	437,997
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
415,000	5.125	01/01/18	441,705
20,000	5.000	01/01/22	20,992
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Prerefunded State Revolving Funds Program) (NR/Aaa)(b)
25,000	5.125	07/01/10	25,189
100,000	5.200	07/01/10	100,769
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,289,305

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
$1,000,000	5.000%	05/15/23	$ 1,026,290
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,419,466
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,000,770
Missouri State Health & Educational Facilities Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,292,580
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,072,010
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
$1,225,000	5.000	05/15/18	1,298,010
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	156,497
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (NR/Aa2)
1,735,000	5.150	05/15/10	1,737,186
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	533,149
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,704,879
1,000,000	5.500	10/01/12	1,088,930
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
250,000	5.000	11/15/10	255,600
2,000,000	5.000	11/15/14	2,186,760
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	519,720
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,168,482
1,545,000	5.000	02/15/20	1,703,223
120,000	4.750	11/15/37	120,901
Missouri State Highways & Transit Commission Road Revenue Bonds (Federal Reimbursement) Series A (AA+/Aa1)
1,115,000	2.250	05/01/15	1,136,698
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,353,858
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
410,000	4.750	12/01/10	412,292

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
$ 30,000	5.800%	09/01/11	$ 29,999
25,000	5.900	09/01/12	25,000
25,000	6.000	09/01/13	24,999
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,166,340
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	326,127
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (A/Baa1)
1,000,000	5.450	03/01/14	1,013,010
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (FSA) (AAA/Aa3)
1,430,000	5.250	03/01/21	1,567,023
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,052,030
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,033,580
1,000,000	5.000	11/15/19	1,027,950
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,410,400
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A2)
2,875,000	5.000	06/01/20	2,983,359
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aa3)
1,000,000	5.000	02/01/22	1,008,870
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,312,307
1,000,000	5.250	11/01/18	1,087,720
2,000,000	5.250	11/01/19	2,166,200
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aa3)
740,000	4.900	03/01/16	752,513
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,718,445
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (FSA) (AAA/Aa3)
440,000	5.000	03/01/22	479,728
Parkville MO GO Notes (Brink Meyer Road Temporary Notes) (SP-1+/NR)
1,520,000	2.250	08/01/11	1,520,304
Parkville MO GO Notes (Brush Creek Drain Temporary Notes) (SP-1+/NR)
2,570,000	2.250	08/01/11	2,570,514

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa2)
$2,720,000	5.000%	02/01/22	$ 2,908,850
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	481,110
850,000	5.000	12/01/20	927,647
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aa3)
1,025,000	4.500	03/01/22	1,070,848
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	157,637
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,475
100,000	4.700	07/01/27	100,227
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,908,623
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,012,670
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	471,402
500,000	5.500	03/01/15	521,645
Sikeston MO Electric Revenue Bonds (Refunding) (A/Baa1)
530,000	5.000	06/01/22	531,145
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,502
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable-Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	558,036
575,000	6.850	03/01/29	596,873
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA/A1)
1,000,000	5.000	12/01/18	1,052,030
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	198,976
530,000	4.500	11/01/19	547,697
610,000	4.500	11/01/20	629,166
645,000	4.750	11/01/21	673,064
685,000	4.750	11/01/22	711,222
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	401,751
405,000	4.750	11/01/22	420,503
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa1)
2,585,000	5.000	02/15/17	2,969,881

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
$2,115,000	4.000%	12/01/20	$ 2,120,182
100,000	5.200	12/01/31	104,565
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	560,899
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	674,492
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	106,507
735,000	5.200	06/01/24	780,298
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	482,797
515,000	5.000	11/15/16	500,755
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	412,392
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(b)
1,315,000	5.000	02/01/13	1,456,744
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International Airport) Series A (A/Baa1)
1,955,000	4.000	07/01/10	1,961,197
St. Louis MO Airport Revenue Bonds (Refunding for Lambert International Airport) Series B (AMT) (FSA) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,942,580
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (MBIA) (FGIC) (A/Baa1)
185,000	5.125	07/01/12	186,339
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (A/Baa1)
100,000	5.125	07/01/15	100,724
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
355,000	3.000	04/01/11	360,865
100,000	4.000	04/01/16	105,929
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	721,511
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	953,163
St. Louis MO Parking Revenue Bonds (Taxable) Series B (A/Baa1)
100,000	5.140	12/15/14	102,341
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,616,477

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Certificates of Participation (MBIA) (NR/A1)
$1,095,000	4.500%	04/01/17	$ 1,127,576
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,153,284
1,050,000	5.000	03/01/21	1,166,571
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,061,540
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa1)
375,000	5.375	11/01/14	399,416
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	230,387
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,109,970
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	734,000

			203,067,058

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,640,055

Pennsylvania – 0.4%
St. Marys PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,008,470

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
555,000	5.000	07/01/22	588,750

Texas – 0.8%
Garland TX Electric Utility System Revenue Bonds (A+/NR)
1,015,000	5.000	03/01/14	1,098,819
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	789,117

			1,887,936

Washington – 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,500,000	5.250	07/01/25	2,525,300

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $232,659,480)			$240,254,987

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co.
$8,954,000	0.010%	05/03/10	$ 8,954,000
Maturity Value: $8,954,007
(Cost $8,954,000)

TOTAL INVESTMENTS – 101.3%
(Cost $241,613,480)			$249,208,987

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%			(3,230,603)

NET ASSETS – 100.0%			$245,978,384

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $9,140,000 U.S. Treasury Bill, 0.000% due 09/09/10 with a market value of $9,133,602.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—(Insured by) Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/10	AS OF 10/31/09

General Obligations	26.9%	28.5%
Lease	21.2	18.9
Hospital	16.8	12.3
General	9.0	8.6
Water/Sewer	5.1	6.1
Transportation	5.0	5.3
Education	4.5	5.1
Prerefunded/Escrow to Maturity	4.0	5.8
Crossover	2.2	2.5
Single Family Housing	1.4	2.5
Power	1.4	1.2
Multi Family Housing	0.2	0.4
Student	—	0.7
Short-term Investment	3.6	2.2

TOTAL INVESTMENTS	101.3%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.4%
Arizona – 0.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 453,744

Florida – 2.4%
Bay County FL School Board Certificates of Participation (Master Lease Program) Series A (AMBAC) (NR/NR)
1,445,000	5.000	07/01/28	1,353,777
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
500,000	5.000	11/15/16	546,780

			1,900,557

Indiana – 4.4%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,005,700
Indiana Bank Revenue Bonds (Special Program-Clark Memorial Hospital) Series D (AA/NR)
1,095,000	5.000	02/01/17	1,179,162
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,341,353

			3,526,215

Iowa – 1.1%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
295,000	3.700	01/01/14	299,390
585,000	5.000	07/01/23	611,050

			910,440

Kansas – 80.4%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)
1,000,000	4.750	08/01/17	1,031,650
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,116,670
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	986,201
235,000	4.000	09/01/18	243,446
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	461,164
Derby KS GO Bonds Series A (AMBAC) (NR/Aa3)(a)
310,000	4.900	12/01/11	331,030
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
500,000	2.000	12/01/11	502,080
1,015,000	2.000	12/01/13	1,004,261
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,505,448

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
$1,000,000	5.000%	08/01/12	$ 1,088,790
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
495,000	5.000	09/01/15	551,331
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	799,165
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,052,550
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	582,060
1,770,000	5.000	10/01/18	1,898,396
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aa3)
375,000	5.125	04/01/11(a)	391,245
625,000	5.125	10/01/16	639,588
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	995,726
975,000	5.000	10/01/23	1,043,796
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	222,574
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	286,707
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS BNY) (AAA/Aa1)
290,000	5.500	09/01/10	294,831
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa1)
300,000	5.500	09/01/12	332,742
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	345,141
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,915,000	3.750	05/15/26	1,929,573
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/A1)
1,000,000	5.500	11/15/23	1,073,570
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/A1)
800,000	5.000	11/15/24	818,624
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
1,270,000	5.250	05/01/13	1,320,800

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aa3)(a)
$ 500,000	5.000%	10/01/10	$ 509,515
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,405,401
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,942
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (A/A1)
1,150,000	5.000	04/01/24	1,196,563
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/Baa1)
100,000	5.000	08/01/10	100,269
400,000	5.000	02/01/12	401,076
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
400,000	5.000	05/01/12	415,948
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	505,071
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,703,088
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,107,470
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/NR)
20,000	4.000	10/01/11	20,985
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	768,936
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,615,590
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	639,636
630,000	5.000	06/01/14	666,320
300,000	5.000	06/01/16	312,330
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,195,566
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,074,662

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
$ 280,000	5.500%	05/01/17	$ 331,979
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	552,470
1,000,000	5.375	07/01/14	1,063,510
455,000	5.375	07/01/15	480,953
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (A/Baa1)
150,000	5.000	09/01/20	161,210
Leaveworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,198,901
315,000	5.250	09/01/29	337,516
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	337,752
Manhattan KS Hospital Revenue Bonds (Mercy Health Center) (FSA) (AAA/Aa3)
515,000	5.250	08/15/10	521,556
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (A/Baa1)
1,650,000	5.000	09/01/17	1,783,369
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,257,056
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/NR)
500,000	5.500	09/01/10	507,425
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aa3)
415,000	5.500	09/01/11	439,066
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aa3)
500,000	4.500	09/01/22	512,515
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	453,252
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aa2)
230,000	5.500	09/01/16	242,774
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aa2)
70,000	5.500	09/01/16	72,721
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (A/NR)
680,000	5.250	09/01/14	726,199
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
670,000	5.250	09/01/12	737,637
Sedgwick County KS GO Bonds Series A (AAA/Aaa)
205,000	4.150	08/01/10	206,892

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
$1,000,000	5.250%	08/01/26	$ 1,119,700
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32	1,570,530
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(a)
500,000	5.000	02/01/12	537,090
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,800,000	4.000	08/15/13	1,952,406
Topeka KS GO Bonds Series A (XLCA) (NR/Aa2)
100,000	4.000	08/15/16	101,325
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/Baa1)
535,000	5.000	06/01/16	611,526
1,000,000	5.000	06/01/23	1,112,290
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/Baa1)
300,000	5.000	06/01/23	331,455
475,000	5.000	06/01/24	523,754
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11	212,802
1,000,000	6.000	09/01/12(a)	1,115,700
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (A/Aa2)
1,000,000	5.000	10/01/19	1,053,320
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aa3)
215,000	6.375	09/01/11	231,832
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,682,422
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aa3)
85,000	6.375	09/01/11	90,670
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	09/01/11	1,050,770
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/NR)
1,000,000	5.250	09/01/17	1,124,490
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa2)
160,000	5.000	09/01/12	173,688

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa2) – (continued)
$ 625,000	5.250%	09/01/16	$ 718,600

			64,077,650

Kentucky – 1.4%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Kings Daughters Medical) (A+/A1)
1,000,000	5.000	02/01/17	1,078,090

Louisiana – 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,023,600

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
500,000	5.300	01/01/30	503,720

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	542,545

Puerto Rico – 3.3%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (A/A3)
475,000	5.500	07/01/16	519,745
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aa3)
425,000	5.500	07/01/15	468,129
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A2)
500,000	6.250	07/01/13	549,665
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	738,198
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	353,635

			2,629,372

Washington – 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
750,000	5.250	07/01/25	757,590

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $75,911,922)			$78,403,523

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$1,674,000	0.010%	05/03/10	$ 1,674,000
Maturity Value: $1,674,001
(Cost $1,674,000)

TOTAL INVESTMENTS – 100.5%
(Cost $77,585,922)			$80,077,523

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(422,003)

NET ASSETS – 100.0%			$79,655,520

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.
(c)	Repurchase agreement was entered into on April 30, 2010. This agreement was fully collateralized by $1,710,000 U.S. Treasury Bill, 0.000%, due 09/09/10 with a market value of $1,708,803.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
BNY	—Insured by Bank of New York-Mellon Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
XLCA	—Insured by XL Capital Assurance, Inc.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 04/30/10	AS OF 10/31/09

General Obligations	38.9%	43.8%
Hospital	17.9	13.5
Lease	12.7	9.7
Prerefunded/Escrow to Maturity	8.9	8.9
Education	6.2	6.5
Water/Sewer	4.1	4.3
Transportation	3.1	3.7
General	3.3	2.1
Student	0.6
Power	1.3	2.1
Single Family Housing	1.1	1.5
Crossover	0.3	0.3
Short-term Investment	2.1	1.7

TOTAL INVESTMENTS	100.5%	98.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in securities, at value (identified cost $104,857,505, $60,605,541, $45,556,434, $572,939,421, $117,596,278, $168,489,885, $241,613,480 and $77,585,922, respectively)	$116,331,519	$65,354,121	$55,032,128
Cash	398	236	917
Receivables:
Interest and dividends	73,868	101,342	13,052
Investment securities sold	—	—	—
Fund shares sold	59,821	3,029	4,017
Reimbursement from adviser	5,187	1,467	—
Other assets	11,854	1,583	2,601
Total Assets	116,482,647	65,461,778	55,052,715

Liabilities:
Due to custodian	—	—	—
Payables:
Investment securities purchased	—	—	—
Income distributions	—	—	—
Fund shares redeemed	13,498	20,807	22,151
Advisory fees	72,997	40,655	34,051
Deferred trustee fess	47,285	29,446	20,497
Administrative fees	14,599	8,131	6,810
Accrued expenses	44,828	35,629	38,646
Total Liabilities	193,207	134,668	122,155

Net Assets:
Paid-in capital	116,440,332	78,022,160	49,554,035
Accumulated undistributed (distribution in excess of) net investment income (loss)	244,717	37,533	(65,303)
Accumulated net realized gain (loss) from investment transactions	(11,869,623)	(17,481,163)	(4,033,866)
Net unrealized gain on investments	11,474,014	4,748,580	9,475,694
Net Assets	$116,289,440	$65,327,110	$54,930,560

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	4,750,748	3,370,546	1,881,291
Net asset value (net assets/shares outstanding)	$24.48	$19.38	$29.20

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$604,240,321	$121,159,588	$172,269,954	$249,208,987	$80,077,523
943	355	—	662	561

5,432,150	749,225	2,091,767	3,052,675	865,275
—	—	10,968,025	—	—
639,607	51,321	128,443	260,011	1,917
—	23,837	22,232	28,364	14,818
57,593	11,326	15,924	26,169	9,326
610,370,614	121,995,652	185,496,345	252,576,868	80,969,420

—	—	589,390	—	—

3,613,479	—	4,716,629	4,818,841	1,000,000
2,103,986	221,655	519,823	624,771	202,210
87,982	213,330	56,268	923,275	12,543
246,394	50,237	73,575	101,301	32,494
155,376	42,372	44,409	48,669	19,480
73,918	15,071	22,072	30,390	9,748
70,562	42,938	47,327	51,237	37,425
6,351,697	585,603	6,069,493	6,598,484	1,313,900

582,525,575	132,134,459	173,605,053	238,258,940	76,861,344
(2,789,436)	(620,490)	103,765	(79,060)	(64,647)
(7,018,122)	(13,667,230)	1,937,965	202,997	367,222
31,300,900	3,563,310	3,780,069	7,595,507	2,491,601
$604,018,917	$121,410,049	$179,426,852	$245,978,384	$79,655,520

30,773,325	6,657,357	9,411,591	12,680,648	4,182,157
$19.63	$18.24	$19.06	$19.40	$19.05

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2010 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	914,492	788,326	317,502
Total Investment Income	914,492	788,326	317,502

Expenses:
Advisory fees	431,910	238,203	196,237
Administration fees	86,382	47,641	39,248
Shareowner servicing fees	85,148	27,563	21,558
Custody and accounting fees	22,820	28,336	25,453
Professional fees	21,188	15,684	12,469
Transfer Agent fees	42,111	23,056	29,585
Registration fees	10,202	11,605	9,695
Printing fees	6,131	3,411	2,700
Trustee fees	4,932	2,675	2,216
Other	11,629	9,080	7,792
Total Expenses	722,453	407,254	346,953
Less — expense reimbursements	(71,711)	(26,132)	—
Net Expenses	650,742	381,122	346,953
NET INVESTMENT INCOME (LOSS)	263,750	407,204	(29,451)

Realized and unrealized gain (loss) from investment transactions:
Net realized gain (loss) from investment transactions	4,499,975	403,773	1,333,635
Net change in unrealized gain (loss) on investments	12,132,103	8,650,767	8,905,153
Net realized and unrealized gain from investment transactions	16,632,078	9,054,540	10,238,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,895,828	$9,461,744	$10,209,337

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$16,587,135	$2,020,857	$3,706,691	$4,914,891	$1,552,257
400,463	—	—	—	—
16,987,598	2,020,857	3,706,691	4,914,891	1,552,257

1,456,015	288,455	432,874	590,000	195,167
436,804	86,537	129,862	177,000	58,550
265,915	45,229	67,416	87,502	26,451
61,277	31,827	39,227	42,918	27,072
77,390	19,252	25,740	36,003	18,961
42,761	22,370	18,285	25,285	16,659
14,061	10,181	10,766	7,066	9,609
26,845	4,902	8,394	12,304	4,074
22,838	5,102	7,553	10,255	3,443
32,281	12,354	14,949	16,436	8,503
2,436,187	526,209	755,066	1,004,769	368,489
—	(133,915)	(149,062)	(178,787)	(95,255)
2,436,187	392,294	606,004	825,982	273,234
14,551,411	1,628,563	3,100,687	4,088,909	1,279,023

2,747,168	(7,375)	1,937,945	203,383	367,084
11,426,841	799,239	547,769	1,248,943	(123,490)
14,174,009	791,864	2,485,714	1,452,326	243,594
$28,725,420	$2,420,427	$5,586,401	$5,541,235	$1,522,617

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009
From Operations:
Net investment income (loss)	$263,750	$545,044	$407,204	$1,282,094
Net realized gain (loss) from investment transactions	4,499,975	(11,886,577)	403,773	(12,483,096)
Net change in unrealized gain on investments	12,132,103	26,527,092	8,650,767	16,196,437
Net increase in net assets resulting from operations	16,895,828	15,185,559	9,461,744	4,995,435

Distributions to Shareholders:
From net investment income	(550,888)	(314,245)	(408,858)	(1,302,063)
From net realized gains	—	—	—	—
Total distributions to shareholders	(550,888)	(314,245)	(408,858)	(1,302,063)

From Share Transactions:
Proceeds from sales of shares	4,184,148	18,223,112	3,081,422	23,883,435
Reinvestment of dividends and distributions	231,828	142,078	87,266	328,893
Cost of shares redeemed	(14,993,045)	(34,033,576)	(10,516,745)	(29,009,047)
Net increase (decrease) in net assets resulting from share transactions	(10,577,069)	(15,668,386)	(7,348,057)	(4,796,719)
TOTAL INCREASE (DECREASE)	5,767,871	(797,072)	1,704,829	(1,103,347)

Net Assets:
Beginning of period	110,521,569	111,318,641	63,622,281	64,725,628
End of period	$116,289,440	$110,521,569	$65,327,110	$63,622,281
Accumulated undistributed (distribution in excess of) net investment income (loss)	$244,717	$531,855	$37,533	$39,187

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009

$(29,451)	$50,646	$14,551,411	$27,538,006
1,333,635	(5,241,105)	2,747,168	6,789,541
8,905,153	14,072,370	11,426,841	48,389,247
10,209,337	8,881,911	28,725,420	82,716,794

(73,820)	(17,918)	(14,919,391)	(28,468,160)
—	(1,678,431)	—	—
(73,820)	(1,696,349)	(14,919,391)	(28,468,160)

2,069,809	12,490,541	64,324,951	142,470,239
17,725	895,718	2,622,127	5,328,441
(6,063,979)	(12,244,500)	(47,293,784)	(126,656,082)
(3,976,445)	1,141,759	19,653,294	21,142,598
6,159,072	8,327,321	33,459,323	75,391,232

48,771,488	40,444,167	570,559,594	495,168,362
$54,930,560	$48,771,488	$604,018,917	$570,559,594
$(65,303)	$37,968	$(2,789,436)	$(2,421,456)

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009
From Operations:
Net investment income	$1,628,563	$2,676,493	$3,100,687	$5,834,435
Net realized gain (loss) from investment transactions	(7,375)	580,444	1,937,945	424,421
Net change in unrealized gain (loss) on investments	799,239	3,172,974	547,769	9,196,966
Net increase in net assets resulting from operations	2,420,427	6,429,911	5,586,401	15,455,822

Distributions to Shareholders:
From net investment income	(1,926,116)	(3,407,887)	(3,091,745)	(5,818,864)
From net realized gains	—	—	(422,586)	(1,437,570)
Total distributions to shareholders	(1,926,116)	(3,407,887)	(3,514,331)	(7,256,434)

From Share Transactions:
Proceeds from sales of shares	39,089,680	57,048,228	24,580,041	52,145,356
Reinvestment of dividends and distributions	571,971	1,127,293	150,464	467,592
Cost of shares redeemed	(24,726,509)	(33,671,525)	(11,253,670)	(33,508,935)
Net increase in net assets resulting from share transactions	14,935,142	24,503,996	13,476,835	19,104,013
TOTAL INCREASE	15,429,453	27,526,020	15,548,905	27,303,401

Net Assets:
Beginning of period	105,980,596	78,454,576	163,877,947	136,574,546
End of period	$121,410,049	$105,980,596	$179,426,852	$163,877,947
Accumulated undistributed (distribution in excess of) net investment income	$(620,490)	$(322,937)	$103,765	$94,823

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (Unaudited)	For the Fiscal Year Ended October 31, 2009

$4,088,909	$7,089,139	$1,279,023	$2,490,719
203,383	334,436	367,084	242,810
1,248,943	9,928,258	(123,490)	4,259,673
5,541,235	17,351,833	1,522,617	6,993,202

(4,085,510)	(7,082,730)	(1,278,984)	(2,490,319)
(336,038)	(203,344)	(242,549)	(155,289)
(4,421,548)	(7,286,074)	(1,521,533)	(2,645,608)

38,304,187	96,605,537	10,642,002	24,193,446
469,573	451,263	182,974	177,023
(23,601,741)	(47,273,946)	(7,048,105)	(21,826,422)
15,172,019	49,782,854	3,776,871	2,544,047
16,291,706	59,848,613	3,777,955	6,891,641

229,686,678	169,838,065	75,877,565	68,985,924
$245,978,384	$229,686,678	$79,655,520	$75,877,565
$(79,060)	$(82,459)	$(64,647)	$(64,686)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2010 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

B.  Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Certain mortgage security paydown gains and losses are included in interest income in the accompanying Statements of Operations. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C.   Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.   Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code, applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax- Free Intermediate Bond and Kansas Tax- Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character, and are not adjusted for temporary differences.

Goldman Sachs Asset Management, L.P. (“GSAM”) and Commerce have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.   Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

3. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.   Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2010 (Unaudited)

3. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth, Value and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.   Administration Agreements — GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administration fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the Mid Cap Growth Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.20%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2010.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2010, Commerce Bank has retained $355,611 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued quarterly.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

COMMERCE FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of April 30, 2010:

Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$116,190,519	$—	$—
Short-term Investments	—	141,000	—
Total	$116,190,519	$141,000	$—

Value	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$64,849,121	$—	$—
Short-term Investments	—	505,000	—
Total	$64,849,121	$505,000	$—

MidCap Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$54,009,128	$—	$—
Short-term Investments	—	1,023,000	—
Total	$54,009,128	$1,023,000	$—

Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$69,299,783	$—
Taxable Municipal Bond Obligations	—	43,043,422	—
Mortgage-Backed Obligations	—	221,553,663	—
Corporate Obligations	—	163,873,459	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	7,934,686	62,111,623	—
Government Guarantee Obligations	—	13,046,157	—
Investment Companies	12,216,528	—	—
Short-term Investments	—	11,161,000	—
Total	$20,151,214	$584,089,107	$—

Short-Term Government	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,342,966	$—
Mortgage-Backed Obligations	—	42,076,457	—
Government Guarantee Obligations	—	9,303,652	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	17,936,443	47,843,070	—
Short-term Investments	—	1,657,000	—
Total	$17,936,443	$103,223,145	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2010 (Unaudited)

4. FAIR VALUE OF INVESTMENTS (continued)

National Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$170,467,954	$—
Short-term Investments	—	1,802,000	—
Total	$—	$172,269,954	$—

Missouri Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$240,254,987	$—
Short-term Investments	—	8,954,000	—
Total	$—	$249,208,987	$—

Kansas Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$78,403,523	$—
Short-term Investments	—	1,674,000	—
Total	$—	$80,077,523	$—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2010, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Growth	$—	$23,954,283	$—	$33,273,424
Value	—	10,962,535	—	15,378,527
MidCap Growth	—	9,377,410	—	13,918,733
Bond	25,514,518	75,492,142	8,845,229	67,968,827
Short-Term Government	30,066,088	2,660,932	10,802,662	3,138,471
National Tax-Free Intermediate Bond	—	61,318,333	—	52,614,216
Missouri Tax-Free Intermediate Bond	—	35,953,289	—	21,696,600
Kansas Tax-Free Intermediate Bond	—	11,554,542	—	6,300,089

COMMERCE FUNDS

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2009, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward:(1)
Expiring 2012	$—	$—	$—	$(5,648,104)
Expiring 2013	—	—	—	(540,238)
Expiring 2014	—	—	—	(3,576,948)
Expiring 2016	(4,003,861)	(4,798,672)	—	—
Expiring 2017	(11,924,843)	(11,716,876)	(5,343,741)	—
Total capital loss carryforward	$(15,928,704)	$(16,515,548)	$(5,343,741)	$(9,765,290)
Timing differences (income distributions, deferred compensation)	$(16,939)	$(16,734)	$(11,873)	$(2,068,095)
	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)
Expiring 2010	$(679,994)	$—	$—	$—
Expiring 2011	(2,174,462)	—	—	—
Expiring 2012	(3,771,248)	—	—	—
Expiring 2013	(2,538,488)	—	—	—
Expiring 2014	(2,653,199)	—	—	—
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Total capital loss carryforward	$(13,659,855)	$—	$—	$—
Timing differences (income distributions, deferred compensation)	$(218,311)	$(503,031)	$(592,257)	$(197,351)

(1)	Expiration occurs on October 31 of the year indicated.

At April 30, 2010, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$105,298,399	$61,974,928	$45,580,194	$574,867,321
Gross unrealized gain	16,360,017	8,780,247	10,403,153	40,569,476
Gross unrealized loss	(5,326,897)	(5,401,054)	(951,219)	(11,196,476)
Net unrealized security gain	$11,033,120	$3,379,193	$9,451,934	$29,373,000
	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$118,055,340	$168,447,018	$241,610,715	$77,583,784
Gross unrealized gain	3,885,135	4,227,919	7,873,395	2,517,612
Gross unrealized loss	(780,887)	(404,983)	(275,123)	(23,873)
Net unrealized security gain	$3,104,248	$3,822,936	$7,598,272	$2,493,739

The difference between GAAP-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and differing tax treatment of accretion of market discount and premium amortization as of the most recent fiscal year end.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2010 (Unaudited)

7. OTHER RISKS

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 17, 2009 (the “Annual Contract Meeting”).

COMMERCE FUNDS

9. OTHER MATTERS (continued)

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers; (v) the scope and depth of the Adviser’s resources and their ability to attract and retain portfolio management investment talent; (vi) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vii) the fall out benefits received by the Adviser and its affiliates from their relationships with the Funds; (viii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (ix) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by the Adviser. These services include services as the Funds’ Co-Administrator. The Trustees also considered that many of the Funds’ shareholders had other client relationships with affiliates of the Adviser. The Trustees concluded that the Adviser was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds. The Trustees also believed that the Adviser continued to make significant improvements to the Funds’ compliance program. In addition, the Trustees considered that the Adviser had a seasoned and experienced portfolio management staff and a highly disciplined and understandable investment process. In addition, the operations staff functioned efficiently and professionally, and provided the Board with frequent reports on the status of Fund operations.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC-registered funds and to rankings and ratings issued by Lipper. For Funds that had been in existence for the applicable periods, this information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees considered the Funds’ investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Funds, as well as the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Adviser’s investment approach for the Funds. The Trustees also considered the in depth performance reports provided by the Adviser throughout the year with regard to underperforming Funds, and the changes made to the Adviser’s quantitative investment process in order to improve the performance of the Equity Funds.

Based on the information provided, the Trustees believed that the investment performance of the Fixed Income Funds was, in general, competitive in light of the factors mentioned above, including the Funds’ investment policies and the nature of their

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2010 (Unaudited)

9. OTHER MATTERS (continued)

shareholder base. In reaching this conclusion, the Trustees also reviewed, among other things, the relative performance of the Funds as compared to the mutual fund categories established by Lipper, and their benchmarks for different time periods as well as performance measured against expenses. They also noted the potential impact of the relative risk parameters of the different Funds. In particular, they considered that all of the Fixed Income Funds were in the first quartile of their Lipper competitors for the 3-year time period, except the National Tax-Free Intermediate Bond Fund, which had better than average performance for the same time period. Longer term performance was also satisfactory in the view of the Trustees. The Trustees concluded that the Adviser was devoting appropriate resources in its efforts to provide favorable investment results for the Fixed Income Funds.

The Trustees considered the same factors discussed above with respect to the Equity Funds and determined that their performance was in the last quartile for the three-year period versus their Lipper competitors, although in each case one-year performance showed improvement. They also considered that the Adviser had made certain changes to the Funds’ quantitative investment process and made personnel changes during the period in order to improve performance. The Trustees concluded that the Adviser was taking appropriate steps to address performance issues in the Equity Funds at this time.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; and expense reimbursements with respect to the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the fees paid by the Funds to the Adviser and its affiliates for shareholder servicing and Co-Administration services, and reviewed information as to whether the Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Adviser’s view that the Funds may be sharing in economies of scale through the Adviser’s voluntary expense caps for certain of the Funds. The Trustees also considered the Adviser’s cost-cutting efforts with respect to Fund expenses. The Trustees determined that fee breakpoints were not appropriate at current asset levels. In addition, the Trustees considered the information provided by the Adviser relating to their costs of the services provided by them and the profits realized by them; and information comparing the fee rates charged by the Adviser with the fee rates charged by other, unaffiliated investment managers to their clients. Moreover, the Trustees also considered the Adviser’s profitability in the past year in light of Fund asset levels and compared to the profitability of other public reporting asset management firms. The Trustees concluded that the Adviser’s profitability was not unreasonable based on this information, although they noted that profitability information reported by other firms may not be directly comparable due to differences in business structure, products offered, customer base and other factors.

The Trustees also considered information provided by the Adviser on its use of and benefits from soft dollars in connection with the Funds’ brokerage and the Adviser’s best execution evaluation program on behalf of the Funds.

The Trustees also considered information about the services and fees charged by an affiliate of the Adviser, CTC, to equity and balanced and fixed income separate accounts and the reasons for the differences in the fees between the separate accounts and the Funds.

Information on the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by other, unaffiliated investment management firms. These comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper, and they assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

Legal Proceedings — On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman Sachs & Co. (“Goldman Sachs”), the Funds’ Distributor, and one of its employees alleging that they made materially misleading statements

COMMERCE FUNDS

9. OTHER MATTERS (continued)

and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. Goldman Sachs and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

GSAM has not been named in the complaint. Moreover, the SEC complaint does not seek any penalties against GSAM or against any employee who is or has been part of GSAM.

In the view of Goldman Sachs and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of Goldman Sachs or GSAM to provide services to the Funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which Goldman Sachs would be ineligible to serve as a principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

10. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	179,427	$4,184,148	1,027,325	$18,223,112
Reinvestment of distributions	9,915	231,828	8,462	142,078
Shares redeemed	(642,989)	(14,993,045)	(1,868,944)	(34,033,576)
Net Decrease	(453,647)	$(10,577,069)	(833,157)	$(15,668,386)

	Value Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	167,978	$3,081,422	1,692,614	$23,883,435
Reinvestment of distributions	4,728	87,266	22,254	328,893
Shares redeemed	(587,215)	(10,516,745)	(1,897,288)	(29,009,047)
Net Decrease	(414,509)	$(7,348,057)	(182,420)	$(4,796,719)

*	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2010 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	77,074	$2,069,809	627,432	$12,490,541
Reinvestment of distributions	660	17,725	52,181	895,718
Shares redeemed	(223,780)	(6,063,979)	(566,072)	(12,244,500)
Net Increase (Decrease)	(146,046)	$(3,976,445)	113,541	$1,141,759

	Bond Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	3,327,164	$64,324,951	7,758,152	$142,470,239
Reinvestment of distributions	135,185	2,622,127	290,053	5,328,441
Shares redeemed	(2,444,759)	(47,293,784)	(6,927,959)	(126,656,082)
Net Increase	1,017,590	$19,653,294	1,120,246	$21,142,598

	Short-Term Government Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	2,151,150	$39,089,680	3,176,909	$57,048,228
Reinvestment of distributions	31,439	571,971	62,883	1,127,293
Shares redeemed	(1,360,547)	(24,726,509)	(1,878,650)	(33,671,525)
Net Increase	822,042	$14,935,142	1,361,142	$24,503,996

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	1,296,883	$24,580,041	2,818,250	$52,145,356
Reinvestment of distributions	7,920	150,464	26,139	467,592
Shares redeemed	(592,850)	(11,253,670)	(1,807,241)	(33,508,935)
Net Increase	711,953	$13,476,835	1,037,148	$19,104,013

*	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	1,976,278	$38,304,187	5,055,525	$96,605,537
Reinvestment of distributions	24,219	469,573	23,648	451,263
Shares redeemed	(1,218,423)	(23,601,741)	(2,479,052)	(47,273,946)
Net Increase	782,074	$15,172,019	2,600,121	$49,782,854

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2010 (Unaudited)		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares*
Shares sold	557,609	$10,642,002	1,281,803	$24,193,446
Reinvestment of distributions	9,574	182,974	9,526	177,023
Shares redeemed	(369,129)	(7,048,105)	(1,161,942)	(21,826,422)
Net Increase	198,054	$3,776,871	129,387	$2,544,047

*	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2010	$21.24	$0.05	(c)	$3.30	$3.35	$(0.11)	$—	$(0.11)
For the Fiscal Years Ended October 31,
2009(e)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)
2006(f)	22.56	0.04		3.08	3.12	(0.12)	—	(0.12)
2005	20.82	0.14	(c)	1.63	1.77	(0.03)	—	(0.03)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2010	$16.81	$0.12		$2.57	$2.69	$(0.12)	$—	$(0.12)
For the Fiscal Years Ended October 31,
2009(e)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)
2006(f)	24.96	0.35		4.66	5.01	(0.34)	(0.10)	(0.44)
2005	22.70	0.27		2.28	2.55	(0.29)	—	(0.29)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)

Reflects income recognized from special dividends which amounted to $0.03 and $0.14 per share and 0.22% and 0.62% of average net assets, for the period ended April 30, 2010 and the fiscal year ended October 31, 2005, respectively.

(d)	Annualized.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$24.48	15.79%	$116,289	1.13	%(d)	1.25	%(d)	0.46	%(c)(d)	21%

21.24	15.55	110,522	1.13		1.20		0.52		39
18.44	(35.82)	111,319	1.11		1.11		0.18		43
29.11	14.04	223,441	1.13		1.14		0.15		70
25.56	13.86	173,813	1.13		1.18		0.16		47
22.56	8.52	150,676	1.13		1.23		0.64	(c)	40

$19.38	16.02%	$65,327	1.20	%(d)	1.28	%(d)	1.28	%(d)	17%

16.81	5.19	63,622	1.20		1.22		1.98		61
16.31	(36.04)	64,726	1.14		1.14		1.74		45
29.02	8.11	141,455	1.13		1.13		1.25		55
29.53	20.29	120,685	1.18		1.18		1.28		49
24.96	11.26	111,761	1.18		1.19		1.12		37

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2010	$24.06	$(0.01	)(c)	$5.19	$5.18	$(0.04)	$—	$(0.04)
For the Fiscal Years Ended October 31,
2009(e)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)
2007	33.61	(0.11)		4.14	4.03	—	(0.04)	(0.04)
2006(f)	28.45	(0.11)		5.27	5.16	—	—	—
2005	24.72	(0.14)		3.87	3.73	—	—	—

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2010	$19.17	$0.48		$0.47	$0.95	$(0.49)	$—	$(0.49)
For the Fiscal Years Ended October 31,
2009(e)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)
2007	18.12	0.82		0.31 (g)	1.13	(0.86)	—	(0.86)
2006(f)	18.12	0.78		0.06	0.84	(0.84)	—	(0.84)
2005	18.71	0.76		(0.49)	0.27	(0.86)	—	(0.86)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Reflects income recognized from a special dividend which amounted to $0.02 per share and 0.12% of average net assets.

(d)	Annualized.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(g)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received this year.

(h)	Total return reflects the impact of payments received for class action settlements received this year. Excluding such payments, the total return would have been 5.31%.

(i)

Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$29.20	21.58%	$54,931	1.33	%(d)	1.33	%(d)	(0.11	)%(c)(d)	18%

24.06	19.76	48,771	1.33		1.33		0.12		58
21.13	(39.07)	40,444	1.21		1.21		0.02		57
37.60	12.01	100,357	1.18		1.18		(0.32)		65
33.61	18.14	91,874	1.22		1.22		(0.35)		64
28.45	15.09	75,274	1.28		1.29		(0.54)		87

$19.63	5.02%	$604,019	0.84	%(d)	0.84	%(d)	5.00	%(d)	13%

19.17	17.00	570,560	0.81		0.81		5.23		22
17.29	(1.37)	495,168	0.79		0.79		4.62		9
18.39	6.37 (h)	537,430	0.82		0.82		4.50		23
18.12	4.76	548,713	0.85		0.85		4.35		38
18.12	1.46 (i)	569,200	0.83		0.84		4.11	(i)	23

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Total distributions
SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2010	$18.16	$0.25	$0.13	$0.38	$(0.30)	$—		$(0.30)
For the Fiscal Years Ended October 31,
2009(d)	17.53	0.56	0.79	1.35	(0.72)		—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)		—	(0.75)
2007	17.56	0.69	0.16	0.85	(0.76)		—	(0.76)
2006(e)	17.57	0.61	0.11	0.72	(0.73)		—	(0.73)
2005	18.16	0.53	(0.42)	0.11	(0.70)		—	(0.70)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2010	$18.84	$0.34	$0.26	$0.60	$(0.33)		$(0.05)	$(0.38)
For the Fiscal Years Ended October 31,
2009(d)	17.82	0.70	1.20	1.90	(0.70)		(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)		(0.05)	(0.75)
2007	19.07	0.71	(0.19)	0.52	(0.71)		(0.05)	(0.76)
2006(e)	19.05	0.72	0.13	0.85	(0.73)		(0.10)	(0.83)
2005	19.59	0.72	(0.51)	0.21	(0.71)		(0.04)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.24	2.12%	$121,410	0.68	%(c)	0.91	%(c)	2.82	%(c)	13%

18.16	7.85	105,981	0.68		0.93		3.14		25
17.53	3.60	78,455	0.68		0.90		3.68		30
17.65	4.97	87,511	0.68		0.90		3.91		15
17.56	4.21	129,940	0.68		0.89		3.49		28
17.57	0.63	157,183	0.68		0.91		3.00		32

$19.06	3.23%	$179,427	0.70	%(c)	0.87	%(c)	3.58	%(c)	31%

18.84	10.89	163,878	0.70		0.85		3.77		27
17.82	(1.47)	136,575	0.70		0.82		3.76		45
18.83	2.81	145,265	0.70		0.83		3.78		42
19.07	4.57	154,304	0.70		0.88		3.80		42
19.05	1.09	162,792	0.70		0.87		3.71		48

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2010	$19.30	$0.33	$0.13	$0.46	$(0.33)	$(0.03)	$(0.36)
For the Fiscal Years Ended October 31,
2009(d)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006(e)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)
2005	19.83	0.74	(0.62)	0.12	(0.74)	(0.02)	(0.76)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2010	$19.05	$0.31	$0.06	$0.37	$(0.31)	$(0.06)	$(0.37)
For the Fiscal Years Ended October 31,
2009(d)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006(e)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)
2005	19.33	0.69	(0.56)	0.13	(0.69)	(0.02)	(0.71)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.40	2.41%	$245,978	0.70	%(c)	0.85	%(c)	3.47	%(c)	9%

19.30	9.54	229,687	0.70		0.83		3.50		10
18.27	0.10	169,838	0.70		0.81		3.63		7
19.01	2.77	148,824	0.68		0.82		3.74		21
19.22	4.48	159,628	0.65		0.88		3.87		15
19.19	0.61	172,124	0.65		0.87		3.77		19

$19.05	1.96%	$79,656	0.70	%(c)	0.94	%(c)	3.28	%(c)	8%

19.05	10.33	75,878	0.70		0.93		3.38		16
17.90	0.01	68,986	0.70		0.90		3.46		13
18.58	2.82	69,270	0.68		0.92		3.55		18
18.78	4.28	69,075	0.65		0.98		3.75		33
18.75	0.68	68,128	0.65		1.00		3.64		13

The accompanying notes are an integral part of these financial statements.	69

Fund Expenses – Six Month Period Ended April 30, 2010 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses – The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/01/09	Ending Account Value 4/30/10		Expenses Paid for the 6 months ended 4/30/10*	Beginning Account Value 11/01/09	Ending Account Value 4/30/10		Expenses Paid for the 6 months ended 4/30/10*	Beginning Account Value 11/01/09	Ending Account Value 4/30/10		Expenses Paid for the 6 months ended 4/30/10*	Beginning Account Value 11/01/09	Ending Account Value 4/30/10		Expenses Paid for the 6 months ended 4/30/10*
	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,157.90		$6.05	$1,000.00	$1,160.20		$6.43	$1,000.00	$1,215.80		$7.31	$1,000.00	$1,050.20		$4.27
Hypothetical 5% return	1,000.00	1,019.19	+	5.66	1,000.00	1,018.84	+	6.01	1,000.00	1,018.20	+	6.66	1,000.00	1,020.63	+	4.21
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,021.20		$3.41	$1,000.00	$1,032.30		$3.53	$1,000.00	$1,024.10		$3.51	$1,000.00	$1,019.60		$3.51
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	1.20	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.33	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.84	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUND

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

COMMERCE FUND

The Commerce Funds (continued)

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER	DISTRIBUTOR
AND CO-ADMINISTRATOR	Goldman, Sachs & Co.
Commerce Investment Advisors, Inc.	200 West Street
922 Walnut Street	New York, New York 10282
4th Floor
Kansas City, Missouri 64106	CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
CUSTODIAN/ACCOUNTING AGENT	200 West Street
State Street Bank & Trust Company	New York, New York 10282
1 Lincoln Street
Boston, Massachusetts 02111	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
TRANSFER AGENT	KPMG LLP
Boston Financial Data Services, Inc.	99 High Street
330 W. 9th	Boston, Massachusetts 02110
4th Floor
Kansas City, Missouri 64105	LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Stc. 2000
Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Officer, and Secretary

Jeffrey Bolin, Assistant Vice President

Peter W. Fortner, Chief Accounting Officer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Patricia Meyer, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/10

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William Schuetter
William Schuetter
President
July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William Schuetter
William Schuetter
President
The Commerce Funds
July 1, 2010

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
July 1, 2010